UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23944

New Age Alpha Variable Funds Trust
(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York	10580
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.
850 New Burton Road, Suite 201, Dover, DE 19904
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$90,414,361
  Number of Portfolio Holdings195
  Advisory Fee (net of waivers)$282,736
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.5%
Industrials
13.9%
Financials
12.1%
Energy
9.4%
Health Care
8.8%
Consumer Discretionary
7.0%
Utilities
5.8%
Consumer Staples
5.2%
Communications
3.9%
Materials
3.7%
Real Estate
2.3%
Equity
2.0%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Real Estate	2.3%
Materials	3.7%
Communications	3.9%
Consumer Staples	5.2%
Utilities	5.8%
Consumer Discretionary	7.0%
Health Care	8.8%
Energy	9.4%
Financials	12.1%
Industrials	13.9%
Technology	25.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.1%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.8%
Intel Corporation	2.7%
Walmart, Inc.	1.4%
Tesla, Inc.	1.3%
Texas Instruments, Inc.	1.2%
General Electric Company	1.2%
Delta Air Lines, Inc.	1.1%
Cisco Systems, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA All Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-ACVS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$195,898,623
  Number of Portfolio Holdings138
  Advisory Fee (net of waivers)$573,363
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Exchange-Traded Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 25.9%
Industrials 15.6%
Financials 12.7%
Energy 10.4%
Health Care 9.7%
Consumer Discretionary 6.6%
Utilities 6.2%
Communications 4.3%
Consumer Staples 4.3%
Materials 2.5%
Equity 0.8%
Real Estate 0.6%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	0.6%
Equity	0.8%
Materials	2.5%
Consumer Staples	4.3%
Communications	4.3%
Utilities	6.2%
Consumer Discretionary	6.6%
Health Care	9.7%
Energy	10.4%
Financials	12.7%
Industrials	15.6%
Technology	25.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.9%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	3.0%
Intel Corporation	3.0%
Walmart, Inc.	1.7%
Chevron Corporation	1.5%
Texas Instruments, Inc.	1.5%
Tesla, Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Verizon Communications, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Large Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LCVS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$281,158,979
  Number of Portfolio Holdings141
  Advisory Fee (net of waivers)$743,667
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
43.7%
Industrials
13.3%
Financials
8.9%
Communications
8.7%
Energy
6.5%
Health Care
6.5%
Consumer Discretionary
4.8%
Utilities
4.7%
Equity
1.3%
Materials
1.1%
Consumer Staples
0.2%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.2%
Materials	1.1%
Equity	1.3%
Utilities	4.7%
Consumer Discretionary	4.8%
Health Care	6.5%
Energy	6.5%
Communications	8.7%
Financials	8.9%
Industrials	13.3%
Technology	43.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
Apple, Inc.	6.3%
Micron Technology, Inc.	4.6%
Alphabet, Inc. - Class A	4.5%
Microsoft Corporation	4.0%
Advanced Micro Devices, Inc.	2.9%
Intel Corporation	2.9%
Broadcom, Inc.	2.5%
Amazon.com, Inc.	2.4%
Caterpillar, Inc.	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Large Core Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LCS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,806,022
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$170,720
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Exchange-Traded Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 58.0%
Communications 15.6%
Consumer Discretionary 6.3%
Industrials 5.8%
Health Care 5.4%
Financials 5.1%
Equity 1.5%
Real Estate 0.7%
Consumer Staples 0.6%
Materials 0.4%
Utilities 0.2%
Energy 0.1%
Other Assets in Excess of Liabilities 0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.1%
Utilities	0.2%
Materials	0.4%
Consumer Staples	0.6%
Real Estate	0.7%
Equity	1.5%
Financials	5.1%
Health Care	5.4%
Industrials	5.8%
Consumer Discretionary	6.3%
Communications	15.6%
Technology	58.0%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	10.2%
Apple, Inc.	9.2%
Micron Technology, Inc.	7.8%
Broadcom, Inc.	5.8%
Microsoft Corporation	5.7%
Alphabet, Inc. - Class A	5.4%
Advanced Micro Devices, Inc.	5.4%
Meta Platforms, Inc. - Class A	3.4%
Applied Materials, Inc.	3.2%
Amazon.com, Inc.	3.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Large Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LGS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$58	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$180,294,898
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$594,284
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
31.1%
Technology
25.0%
Health Care
11.5%
Financials
6.9%
Consumer Discretionary
6.6%
Real Estate
4.1%
Materials
3.9%
Energy
3.5%
Consumer Staples
3.4%
Communications
2.7%
Utilities
0.7%
Other Assets in Excess of Liabilities
0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.7%
Communications	2.7%
Consumer Staples	3.4%
Energy	3.5%
Materials	3.9%
Real Estate	4.1%
Consumer Discretionary	6.6%
Financials	6.9%
Health Care	11.5%
Technology	25.0%
Industrials	31.1%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	3.0%
Coherent Corp.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.4%
Carpenter Technology Corporation	2.3%
MasTec, Inc.	2.3%
nVent Electric PLC	2.2%
ATI, Inc.	2.1%
Crowdstrike Holdings, Inc. - Class A	2.0%
MKS, Inc.	2.0%
TechnipFMC plc	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Mid Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MGS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$51,861,576
  Number of Portfolio Holdings224
  Advisory Fee (net of waivers)$185,450
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.7%
Exchange-Traded Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 19.4%
Industrials 16.2%
Technology 15.6%
Consumer Discretionary 12.1%
Energy 8.2%
Real Estate 6.9%
Materials 6.9%
Health Care 6.6%
Utilities 3.1%
Communications 2.5%
Consumer Staples 1.9%
Equity 0.3%
Other Assets in Excess of Liabilities 0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	0.3%
Consumer Staples	1.9%
Communications	2.5%
Utilities	3.1%
Health Care	6.6%
Materials	6.9%
Real Estate	6.9%
Energy	8.2%
Consumer Discretionary	12.1%
Technology	15.6%
Industrials	16.2%
Financials	19.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Atlantic Union Bankshares Corporation	1.6%
Fulton Financial Corporation	1.5%
Molina Healthcare, Inc.	1.4%
Lincoln National Corporation	1.4%
Bread Financial Holdings, Inc.	1.4%
Magnolia Oil & Gas Corporation - Class A	1.2%
United Community Banks, Inc.	1.2%
Ultra Clean Holdings, Inc.	1.2%
Insight Enterprises, Inc.	1.1%
Kulicke & Soffa Industries, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Small Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SCVS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$66	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$29,193,662
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$71,656
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Exchange-Traded Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 23.8%
Industrials 21.0%
Health Care 14.5%
Financials 10.5%
Consumer Discretionary 9.7%
Materials 7.0%
Real Estate 5.4%
Energy 3.9%
Utilities 1.6%
Consumer Staples 1.2%
Equity 0.7%
Communications 0.3%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	0.3%
Equity	0.7%
Consumer Staples	1.2%
Utilities	1.6%
Energy	3.9%
Real Estate	5.4%
Materials	7.0%
Consumer Discretionary	9.7%
Financials	10.5%
Health Care	14.5%
Industrials	21.0%
Technology	23.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carpenter Technology Corporation	3.8%
TTM Technologies, Inc.	3.5%
MKS, Inc.	3.4%
ATI, Inc.	3.2%
Sterling Infrastructure, Inc.	3.0%
Semtech Corporation	2.2%
Viasat, Inc.	2.1%
FormFactor, Inc.	2.1%
Dynatrace, Inc.	2.0%
Viavi Solutions, Inc.	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA Small Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SGS

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$57	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$140,488,754
  Number of Portfolio Holdings278
  Advisory Fee (net of waivers)$454,504
  Portfolio Turnover56%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Exchange-Traded Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.9%
Industrials
20.8%
Technology
14.5%
Consumer Discretionary
10.0%
Energy
7.5%
Materials
7.0%
Utilities
5.7%
Real Estate
5.4%
Health Care
4.1%
Consumer Staples
1.7%
Communications
1.2%
Equity
0.9%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	0.9%
Communications	1.2%
Consumer Staples	1.7%
Health Care	4.1%
Real Estate	5.4%
Utilities	5.7%
Materials	7.0%
Energy	7.5%
Consumer Discretionary	10.0%
Technology	14.5%
Industrials	20.8%
Financials	20.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Owens Corning	1.7%
OGE Energy Corporation	1.3%
FNB Corp	1.2%
First Horizon Corporation	1.2%
Fulton Financial Corporation	1.1%
Reliance, Inc.	1.0%
Provident Financial Services, Inc.	1.0%
Alcoa Corporation	1.0%
Oshkosh Corporation	1.0%
Entegris, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA SMid-Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SMID

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$124,410,281
  Number of Portfolio Holdings173
  Advisory Fee (net of waivers)$420,604
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
53.0%
Japan
10.1%
Switzerland
6.1%
United Kingdom
5.4%
Canada
5.1%
France
4.3%
Germany
3.8%
Ireland
2.3%
Spain
1.9%
Sweden
1.9%
Other Countries
5.7%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	5.7%
Sweden	1.9%
Spain	1.9%
Ireland	2.3%
Germany	3.8%
France	4.3%
Canada	5.1%
United Kingdom	5.4%
Switzerland	6.1%
Japan	10.1%
United States	53.0%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	8.6%
JPMorgan Chase & Company	3.3%
Mitsubishi UFJ Financial Group, Inc.	3.0%
HSBC Holdings PLC	2.4%
Lam Research Corporation	2.2%
Johnson & Johnson	2.2%
Exxon Mobil Corporation	2.2%
Walmart, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Siemens A.G.	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

NAA World Equity Income Series - VIT

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-WEI

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

NEW AGE ALPHA VARIABLE FUNDS
TRUST

NAA ALL CAP VALUE SERIES
NAA LARGE CAP VALUE SERIES
NAA LARGE CORE SERIES
NAA LARGE GROWTH SERIES
NAA MID GROWTH SERIES
NAA SMALL CAP VALUE SERIES
NAA SMALL GROWTH SERIES
NAA SMID-CAP VALUE SERIES
NAA WORLD EQUITY INCOME SERIES

Semi-Annual Financial Statements and Additional
Information
June 30, 2026

TABLE OF CONTENTS
SCHEDULES OF INVESTMENTS
NAA ALL CAP VALUE SERIES	1
NAA LARGE CAP VALUE SERIES	8
NAA LARGE CORE SERIES	14
NAA LARGE GROWTH SERIES	20
NAA MID GROWTH SERIES	24
NAA SMALL CAP VALUE SERIES	29
NAA SMALL GROWTH SERIES	37
NAA SMID-CAP VALUE SERIES	42
NAA WORLD EQUITY INCOME SERIES	52
STATEMENTS OF ASSETS AND LIABILITIES	59
STATEMENTS OF OPERATIONS	61
STATEMENTS OF CHANGES IN NET ASSETS	63
FINANCIAL HIGHLIGHTS	68
NOTES TO FINANCIAL STATEMENTS	77
ADDITIONAL INFORMATION	89

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.9%
46,524	AT&T, Inc.	$963,047
30,496	Comcast Corporation, Class A	748,677
4,418	GoDaddy, Inc., Class A(a)	375,000
1,279	Iridium Communications, Inc.	70,153
16,896	Lumen Technologies, Inc.(a)	129,761
2,507	Maplebear, Inc.(a)	118,706
3,133	Telephone and Data Systems, Inc.	115,952
23,136	Verizon Communications, Inc.	979,579
		3,500,875
	Consumer Discretionary - 7.0%
11,586	Amazon.com, Inc.(a)	2,761,407
268	Avis Budget Group, Inc.(a)	39,618
3,065	Callaway Golf Company(a)	57,591
13,509	Ford Motor Company	187,775
1,964	Home Depot, Inc. (The)	692,664
2,629	MGM Resorts International(a)	125,692
7,433	Starbucks Corporation	759,579
2,704	Tesla, Inc.(a)	1,137,303
4,034	TJX Companies, Inc. (The)	611,151
		6,372,780
	Consumer Staples - 5.2%
12,954	Albertsons Companies, Inc., Class A	175,268
8,457	Altria Group, Inc.	608,481
9,056	Coca-Cola Company (The)	735,981
5,815	Colgate-Palmolive Company	533,119
583	Costco Wholesale Corporation	545,379
5,921	Procter & Gamble Company (The)	868,256
11,111	Walmart, Inc.	1,258,431
		4,724,915
	Energy - 9.4%
6,946	Baker Hughes Company	385,503
5,089	Chevron Corporation	843,553
6,696	ConocoPhillips	696,116
903	DT Midstream, Inc.	132,506

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 9.4% (Continued)
18,491	Exxon Mobil Corporation	$2,528,091
15,274	Kinder Morgan, Inc.	488,310
2,199	Marathon Petroleum Corporation	562,218
2,433	Nov, Inc. COM	45,132
14,103	Occidental Petroleum Corporation	684,983
3,779	ONEOK, Inc.	328,546
12,014	Patterson-UTI Energy, Inc.	110,289
2,163	Phillips 66	365,655
8,846	SLB Ltd.	411,250
767	SolarEdge Technologies, Inc.(a)	44,823
1,456	Weatherford International PLC	118,664
9,680	Williams Companies, Inc. (The)	719,611
		8,465,250
	Financials - 12.1%
2,204	Ares Management Corporation, Class A	245,327
17,026	Bank of America Corporation	970,142
3,076	Charles Schwab Corporation (The)	283,823
2,030	Chubb Ltd.	691,702
6,220	Citigroup, Inc.	870,551
2,009	Coinbase Global, Inc., Class A(a)	293,696
12,439	FNB Corp	237,336
9,946	Franklin Resources, Inc.	330,903
6,662	Fulton Financial Corporation	161,154
723	Goldman Sachs Group, Inc. (The)	731,221
2,047	JPMorgan Chase & Company	670,045
1,126	Moelis & Company, Class A	73,663
3,597	Morgan Stanley	751,916
1,099	Piper Sandler Cos	79,502
4,537	Provident Financial Services, Inc.	107,255
3,758	Raymond James Financial, Inc.	571,329
1,357	SEI Investments Company	119,022
2,427	Stifel Financial Corporation	169,332
5,750	T Rowe Price Group, Inc.	653,717
2,134	Travelers Companies, Inc. (The)	704,476

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Financials - 12.1% (Continued)
12,364	Truist Financial Corporation	$615,974
4,128	Unum Group	369,043
11,701	US Bancorp	706,740
6,979	Wells Fargo & Company	576,745
		10,984,614
	Health Care - 8.8%
1,601	AbbVie, Inc.	402,876
1,894	Amgen, Inc.	685,855
2,203	Cardinal Health, Inc.	523,345
752	Cencora, Inc.	212,801
5,054	Centene Corporation(a)	324,416
6,966	CVS Health Corporation	720,633
6,275	Dexcom, Inc.(a)	422,621
1,703	Elevance Health, Inc.	658,601
5,153	Gilead Sciences, Inc.	651,030
548	Humana, Inc.	217,677
1,139	IQVIA Holdings, Inc.(a)	220,078
3,054	Johnson & Johnson	775,624
7,353	Merck & Company, Inc.	944,861
3,224	Moderna, Inc.(a)	225,777
2,291	UnitedHealth Group, Inc.	952,207
		7,938,402
	Industrials - 13.9%
721	Allegiant Travel Company(a)	84,790
16,005	American Airlines Group, Inc.(a)	289,210
1,251	Boeing Company (The)(a)	270,804
4,885	Carrier Global Corporation	358,315
127	Cummins, Inc.	90,578
1,322	Deere & Company	838,584
10,537	Delta Air Lines, Inc.	986,896
463	Eaton Corporation PLC	197,294
1,448	Expeditors International of Washington, Inc.	235,995
2,842	Fastenal Company	136,501
2,126	FedEx Corporation	665,714

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Industrials - 13.9% (Continued)
1,603	Fortive Corporation	$97,927
923	General Dynamics Corporation	326,964
2,848	General Electric Company	1,064,382
3,748	GXO Logistics, Inc.(a)	190,024
3,679	Hayward Holdings, Inc.(a)	63,683
2,451	Honeywell Aerospace Inc.(a)	541,867
2,451	Honeywell International, Inc.	548,779
827	Ichor Holdings Ltd.(a)	92,856
5,341	Johnson Controls International plc	780,373
941	Kirby Corporation(a)	127,948
1,991	Knight-Swift Transportation Holdings, Inc.	155,039
1,689	L3Harris Technologies, Inc.	490,807
2,642	Marten Transport Ltd.	45,839
1,110	Matson, Inc.	213,375
1,571	Nextpower, Inc., Class A(a)	187,169
527	Northrop Grumman Corporation	268,406
581	Parker-Hannifin Corporation	568,288
2,117	Resideo Technologies, Inc.(a)	65,839
5,793	RXO, Inc.(a)	159,829
1,615	Schneider National, Inc., Class B	58,996
15,701	Southwest Airlines Company	807,345
1,098	Textron, Inc.	100,720
6,362	United Airlines Holdings, Inc.(a)	865,168
3,047	WillScot Holdings Corporation	87,936
4,442	Xylem Inc	525,089
		12,589,329
	Materials - 3.7%
6,850	Alcoa Corporation	357,159
672	Century Aluminum Company(a)	30,919
17,033	Cleveland-Cliffs, Inc.(a)	159,940
13,002	Freeport-McMoRan, Inc.	817,695
1,122	LyondellBasell Industries N.V., A	59,073
1,665	MP Materials Corporation(a)	93,257
2,901	Nucor Corporation	646,197

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 3.7% (Continued)
2,812	Owens Corning	$446,996
2,752	Steel Dynamics, Inc.	631,474
936	Warrior Met Coal, Inc.	75,966
		3,318,676
	Real Estate - 2.3%
2,403	Agree Realty Corporation	182,003
1,600	American Tower Corporation, Class A	261,712
3,802	Digital Realty Trust, Inc.	682,763
17,533	Invitation Homes, Inc.	529,672
3,779	NNN REIT, Inc.	175,837
7,812	Rexford Industrial Realty, Inc.	261,702
		2,093,689
	Technology - 25.5%
2,683	Accenture PLC, Class A	333,873
1,278	ACI Worldwide, Inc.(a)	64,271
1,887	Adobe, Inc.(a)	386,873
2,211	Akamai Technologies, Inc.(a)	261,362
1,867	Amkor Technology, Inc.	160,991
22,263	Apple, Inc.	6,442,021
1,046	Automatic Data Processing, Inc.	234,252
2,299	Block, Inc.(a)	174,724
1,760	Cadence Design Systems, Inc.(a)	660,563
8,398	Cisco Systems, Inc.	986,429
3,254	Cleanspark, Inc.(a)	47,346
7,305	Cognizant Technology Solutions Corporation, Class A	282,923
1,487	Corning, Inc.	379,824
9,331	CoStar Group, Inc.(a)	264,254
694	CTS Corporation	45,242
1,181	FactSet Research Systems, Inc.	271,724
203	Fair Isaac Corporation(a)	242,540
3,082	Fortinet, Inc.(a)	473,457
4,073	Hewlett Packard Enterprise Company	183,733
17,749	Intel Corporation(a)	2,478,294
2,099	International Business Machines Corporation	590,259

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 25.5% (Continued)
903	Intuit, Inc.	$235,683
1,606	Kulicke & Soffa Industries, Inc.	214,819
438	Morningstar, Inc.	68,337
2,815	NetApp, Inc.	435,649
1,127	NetScout Systems, Inc.(a)	49,081
3,854	Nutanix, Inc., A(a)	196,400
1,415	NXP Semiconductors N.V.	397,657
4,524	ON Semiconductor Corporation(a)	427,699
2,617	Oracle Corporation	383,521
1,716	Palo Alto Networks, Inc.(a)	585,190
3,526	Payoneer Global, Inc.(a)	25,105
10,270	PayPal Holdings, Inc.	443,459
654	Penguin Solutions, Inc.(a)	49,711
2,010	Photronics, Inc.(a)	65,385
947	Q2 Holdings, Inc.(a)	45,551
4,155	QUALCOMM, Inc.	767,802
3,298	Salesforce, Inc.	516,665
393	Seagate Technology Holdings PLC	379,245
277	Semtech Corporation(a)	44,832
3,992	ServiceNow, Inc.(a)	396,326
2,223	Super Micro Computer, Inc.(a)	65,201
473	Synopsys, Inc.(a)	210,991
1,431	Teradata Corporation(a)	49,584
192	Teradyne, Inc.	92,897
3,642	Texas Instruments, Inc.	1,085,571
1,037	Ultra Clean Holdings, Inc.(a)	147,866
877	Visa, Inc., Class A	300,890
2,800	Workday, Inc., Class A(a)	342,776
		22,988,848
	Utilities - 5.8%
1,158	Alliant Energy Corporation	88,344
6,120	Ameren Corporation	691,804
2,711	American Electric Power Company, Inc.	370,892
985	Atmos Energy Corporation	169,686

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Utilities - 5.8% (Continued)
1,477	Avista Corporation	$60,424
5,364	Duke Energy Corporation	678,975
2,507	Entergy Corporation	287,954
7,501	Evergy, Inc.	648,311
13,859	Exelon Corporation	646,107
13,441	FirstEnergy Corporation	638,985
6,430	OGE Energy Corporation	312,884
17,516	PPL Corporation	636,707
		5,231,073

	TOTAL COMMON STOCKS (Cost $78,847,412)	88,208,451

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
2,504	iShares Russell 1000 Value ETF	607,045
2,840	iShares S&P 500 Value ETF	644,850
2,350	Vanguard Small-Cap Value ETF	571,027
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,747,556)	1,822,922

	TOTAL INVESTMENTS - 99.6% (Cost $80,594,968)	$90,031,373
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	382,988
	NET ASSETS - 100.0%	$90,414,361

(a)	Non-income producing security.

ETF	– Exchange Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	Communications - 4.3%
128,711	AT&T, Inc.	$2,664,318
90,111	Comcast Corporation, Class A	2,212,225
10,346	GoDaddy, Inc., Class A(a)	878,168
63,971	Verizon Communications, Inc.	2,708,532
		8,463,243
	Consumer Discretionary - 6.6%
25,531	Amazon.com, Inc.(a)	6,085,058
4,825	Builders FirstSource, Inc.(a)	431,741
2,903	Home Depot, Inc. (The)	1,023,830
15,526	Starbucks Corporation	1,586,602
6,877	Tesla, Inc.(a)	2,892,466
6,485	TJX Companies, Inc. (The)	982,478
		13,002,175
	Consumer Staples - 4.3%
1,357	Altria Group, Inc.	97,636
15,930	Coca-Cola Company (The)	1,294,631
1,253	Colgate-Palmolive Company	114,875
1,411	Costco Wholesale Corporation	1,319,948
2,177	PepsiCo, Inc.	294,766
13,000	Procter & Gamble Company (The)	1,906,320
30,247	Walmart, Inc.	3,425,775
		8,453,951
	Energy - 10.4%
16,988	Baker Hughes Company	942,834
17,830	Chevron Corporation	2,955,501
18,238	ConocoPhillips	1,896,022
4,273	Devon Energy Corporation	176,560
842	Diamondback Energy, Inc.	148,007
43,034	Exxon Mobil Corporation	5,883,608
20,995	Kinder Morgan, Inc.	671,210
1,474	Marathon Petroleum Corporation	376,858
38,966	Occidental Petroleum Corporation	1,892,579
24,694	ONEOK, Inc.	2,146,896
2,617	Phillips 66	442,404

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Energy - 10.4% (Continued)
32,747	SLB Ltd.	$1,522,408
16,429	Williams Companies, Inc. (The)	1,221,332
		20,276,219
	Financials - 12.7%
1,189	Aon PLC, A	394,379
4,844	Arch Capital Group Ltd.(a)	470,159
9,196	Ares Management Corporation, Class A	1,023,607
46,341	Bank of America Corporation	2,640,510
725	Bank of New York Mellon Corporation (The)	104,842
275	Cboe Global Markets, Inc.	66,734
7,126	Charles Schwab Corporation (The)	657,516
4,030	Chubb Ltd.	1,373,183
15,706	Citigroup, Inc.	2,198,212
3,354	Coinbase Global, Inc., Class A(a)	490,321
27,062	Franklin Resources, Inc.	900,353
1,720	Goldman Sachs Group, Inc. (The)	1,739,557
47,839	Invesco Ltd.	1,262,471
5,576	JPMorgan Chase & Company	1,825,192
1,054	KKR & Company, Inc.	96,736
3,333	Marsh & McLennan Companies, Inc.	555,511
9,811	Morgan Stanley	2,050,892
7,524	Raymond James Financial, Inc.	1,143,874
15,658	T Rowe Price Group, Inc.	1,780,157
1,969	Travelers Companies, Inc. (The)	650,006
31,843	US Bancorp	1,923,317
18,988	Wells Fargo & Company	1,569,168
		24,916,697
	Health Care - 9.7%
1,528	Abbott Laboratories	138,651
6,173	AbbVie, Inc.	1,553,374
5,163	Amgen, Inc.	1,869,626
13,021	Bio-Techne Corporation	919,934
1,699	Bristol-Myers Squibb Company	97,896
1,459	Cardinal Health, Inc.	346,600

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Health Care - 9.7% (Continued)
7,783	Centene Corporation(a)	$499,591
8,928	CVS Health Corporation	923,602
1,212	Danaher Corporation	230,862
17,126	Dexcom, Inc.(a)	1,153,436
2,817	Elevance Health, Inc.	1,089,418
14,023	Gilead Sciences, Inc.	1,771,666
8,332	Johnson & Johnson	2,116,078
17,689	Merck & Company, Inc.	2,273,036
693	Thermo Fisher Scientific, Inc.	347,442
6,532	UnitedHealth Group, Inc.	2,714,895
13,298	Zoetis, Inc.	955,594
		19,001,701
	Industrials - 15.6%
2,486	Boeing Company (The)(a)	538,144
492	Cummins, Inc.	350,899
3,604	Deere & Company	2,286,125
23,926	Delta Air Lines, Inc.	2,240,909
2,034	Eaton Corporation PLC	866,728
20,266	Fastenal Company	973,376
2,085	FedEx Corporation	652,876
1,042	Fedex Freight Holding Company, Inc.(a)	157,342
9,705	Fortive Corporation	592,878
2,514	General Dynamics Corporation	890,559
6,407	General Electric Company	2,394,489
4,720	Honeywell Aerospace Inc.(a)	1,043,498
4,720	Honeywell International, Inc.	1,056,808
2,500	IDEX Corporation	567,375
8,076	JB Hunt Transport Services, Inc.	2,337,437
15,814	Johnson Controls International plc	2,310,585
4,904	L3Harris Technologies, Inc.	1,425,053
1,553	Lockheed Martin Corporation, Class B	791,191
2,937	Northrop Grumman Corporation	1,495,844
7,316	Old Dominion Freight Line, Inc.	1,584,646
1,127	Parker-Hannifin Corporation	1,102,341

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Industrials - 15.6% (Continued)
39,212	Southwest Airlines Company	$2,016,281
3,327	TE Connectivity plc	670,756
4,711	Textron, Inc.	432,140
3,007	United Parcel Service, Inc., Class B	323,253
12,105	Xylem Inc	1,430,932
		30,532,465
	Materials - 2.5%
42,348	Freeport-McMoRan, Inc.	2,663,266
650	Qnity Electronics, Inc.	106,152
9,651	Steel Dynamics, Inc.	2,214,518
		4,983,936
	Real Estate - 0.6%
3,489	Digital Realty Trust, Inc.	626,554
862	Prologis, Inc.	116,775
4,157	Ventas, Inc.	369,142
		1,112,471
	Technology - 25.9%
10,332	Accenture PLC, Class A	1,285,714
5,596	Adobe, Inc.(a)	1,147,292
4,620	Akamai Technologies, Inc.(a)	546,130
53,267	Apple, Inc.	15,413,340
408	Autodesk, Inc.(a)	79,323
3,608	Cadence Design Systems, Inc.(a)	1,354,155
22,886	Cisco Systems, Inc.	2,688,190
19,899	Cognizant Technology Solutions Corporation, Class A	770,688
5,237	Corning, Inc.	1,337,687
11,957	Fortinet, Inc.(a)	1,836,833
41,791	Intel Corporation(a)	5,835,277
5,722	International Business Machines Corporation	1,609,084
1,242	Intuit, Inc.	324,162
223	Moody’s Corporation	101,001
8,782	NetApp, Inc.	1,359,102
15,776	ON Semiconductor Corporation(a)	1,491,463
3,832	Oracle Corporation	561,580

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Technology - 25.9% (Continued)
4,407	Palo Alto Networks, Inc.(a)	$1,502,875
22,270	PayPal Holdings, Inc.	961,619
10,137	QUALCOMM, Inc.	1,873,216
9,142	Salesforce, Inc.	1,432,186
936	Seagate Technology Holdings PLC	903,240
10,888	ServiceNow, Inc.(a)	1,080,961
3,023	Super Micro Computer, Inc.(a)	88,665
1,101	Teradyne, Inc.	532,708
9,724	Texas Instruments, Inc.	2,898,433
4,821	Visa, Inc., Class A	1,654,037
		50,668,961
	Utilities - 6.2%
20,385	Alliant Energy Corporation	1,555,172
15,528	Ameren Corporation	1,755,285
4,672	American Electric Power Company, Inc.	639,176
14,620	Duke Energy Corporation	1,850,600
20,425	Evergy, Inc.	1,765,333
37,765	Exelon Corporation	1,760,604
22,163	FirstEnergy Corporation	1,053,629
47,703	PPL Corporation	1,734,004
		12,113,803

	TOTAL COMMON STOCKS (Cost $169,530,658)	193,525,622

	EXCHANGE-TRADED FUNDS — 0.8%
	Equity - 0.8%
3,844	iShares Russell 1000 Value ETF	931,901
2,956	iShares S&P 500 Value ETF	671,189
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,551,311)	1,603,090

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS - 99.6% (Cost $171,081,969)	$195,128,712
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	769,911
NET ASSETS - 100.0%	$195,898,623

(a)	Non-income producing security.

ETF	– Exchange-Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4%
	Communications - 8.7%
35,029	Alphabet, Inc., Class A	$12,518,315
115,146	AT&T, Inc.	2,383,522
44,020	Comcast Corporation, Class A	1,080,691
5,079	Meta Platforms, Inc., Class A	2,860,950
10,438	Palantir Technologies, Inc., Class A(a)	1,217,801
29,353	Uber Technologies, Inc.(a)	2,118,112
52,459	Verizon Communications, Inc.	2,221,114
		24,400,505
	Consumer Discretionary - 4.8%
28,578	Amazon.com, Inc.(a)	6,811,281
4,384	DR Horton, Inc.	714,066
14,760	General Motors Company	1,137,701
11,679	Tesla, Inc.(a)	4,912,187
		13,575,235
	Consumer Staples - 0.2%
5,934	Walmart, Inc.	672,085

	Energy - 6.5%
4,368	APA Corporation	142,266
15,987	Baker Hughes Company	887,279
19,573	Chevron Corporation	3,244,420
15,191	ConocoPhillips	1,579,256
3,066	Diamondback Energy, Inc.	538,941
7,709	EQT Corporation	409,888
2,921	Expand Energy Corporation	266,366
31,921	Exxon Mobil Corporation	4,364,240
1,736	First Solar, Inc.(a)	409,627
24,218	Kinder Morgan, Inc.	774,249
3,597	Marathon Petroleum Corporation	919,645
8,973	Occidental Petroleum Corporation	435,819
7,769	ONEOK, Inc.	675,437
6,602	Phillips 66	1,116,068
24,473	SLB Ltd.	1,137,749
721	Texas Pacific Land Corporation	315,538

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Energy - 6.5% (Continued)
14,959	Williams Companies, Inc. (The)	$1,112,052
		18,328,840
	Financials - 8.9%
4,245	Allstate Corporation (The)	1,010,055
4,151	Arthur J Gallagher & Company	952,945
51,203	Bank of America Corporation	2,917,547
7,489	Berkshire Hathaway, Inc., Class B(a)	3,747,421
5,964	Chubb Ltd.	2,032,173
24,313	Citigroup, Inc.	3,402,847
3,147	Goldman Sachs Group, Inc. (The)	3,182,781
4,528	Hartford Insurance Group, Inc. (The)	600,051
11,223	JPMorgan Chase & Company	3,673,625
15,674	Morgan Stanley	3,276,493
3,832	Synchrony Financial	291,424
		25,087,362
	Health Care - 6.5%
8,446	Amgen, Inc.	3,058,466
4,527	Bristol-Myers Squibb Company	260,846
2,657	Eli Lilly & Company	3,186,885
20,384	Gilead Sciences, Inc.	2,575,315
1,286	IDEXX Laboratories, Inc.(a)	677,002
978	Insulet Corporation(a)	148,901
28,004	Merck & Company, Inc.	3,598,513
37,049	Pfizer, Inc.	892,140
5,460	Stryker Corporation	1,719,026
4,209	Vertex Pharmaceuticals, Inc.(a)	2,090,737
		18,207,831
	Industrials - 13.3%
19,800	Amphenol Corporation, Class A	3,491,136
995	Boeing Company (The)(a)	215,388
7,934	Carrier Global Corporation	581,959
4,942	Caterpillar, Inc.	5,262,737
146	Comfort Systems USA, Inc.	289,365
1,676	Cummins, Inc.	1,195,340

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Industrials - 13.3% (Continued)
2,480	Deere & Company	$1,573,138
10,327	Delta Air Lines, Inc.	967,226
18,802	Fastenal Company	903,060
3,237	GE Vernova, Inc.	3,803,021
3,107	General Dynamics Corporation	1,100,624
9,608	General Electric Company	3,590,797
5,223	Honeywell Aerospace Inc.(a)	1,154,701
5,223	Honeywell International, Inc.	1,169,430
645	Huntington Ingalls Industries, Inc.	180,529
6,730	Johnson Controls International plc	983,320
1,733	L3Harris Technologies, Inc.	503,592
855	Lockheed Martin Corporation, Class B	435,588
1,642	Northrop Grumman Corporation	836,287
2,066	Parker-Hannifin Corporation	2,020,796
496	Quanta Services, Inc.	357,140
13,957	RTX Corporation	2,648,062
7,787	Southwest Airlines Company	400,408
1,887	Stanley Black & Decker, Inc.	177,604
3,829	United Airlines Holdings, Inc.(a)	520,706
1,029	United Rentals, Inc.	1,165,743
2,730	Vertiv Holdings Company, Class A	914,059
729	WW Grainger, Inc.	991,732
		37,433,488
	Materials - 1.1%
17,262	Freeport-McMoRan, Inc.	1,085,607
17,857	Newmont Corporation	1,667,844
1,659	Steel Dynamics, Inc.	380,674
		3,134,125
	Technology - 43.7%
7,492	Accenture PLC, Class A	932,304
1,974	Adobe, Inc.(a)	404,709
13,962	Advanced Micro Devices, Inc.(a)	8,110,665
61,567	Apple, Inc.	17,815,028
6,727	Applied Materials, Inc.	4,863,621

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Technology - 43.7% (Continued)
1,240	Arista Networks, Inc.(a)	$210,651
6,752	Block, Inc.(a)	513,152
18,580	Broadcom, Inc.	7,018,595
358	Ciena Corporation(a)	175,620
36,107	Cisco Systems, Inc.	4,241,128
5,837	Cognizant Technology Solutions Corporation, Class A	226,067
535	Coherent Corp.(a)	211,041
1,028	Corning, Inc.	262,582
4,324	Crowdstrike Holdings, Inc., Class A(a)	3,299,817
5,828	Fiserv, Inc.(a)	285,863
1,207	Gartner, Inc.(a)	156,451
8,653	Hewlett Packard Enterprise Company	390,337
57,955	Intel Corporation(a)	8,092,257
876	International Business Machines Corporation	246,340
587	Jabil, Inc.	226,277
5,440	Lam Research Corporation	2,357,315
2,199	Mastercard, Inc., Class A	1,129,407
11,291	Micron Technology, Inc.	13,033,088
30,522	Microsoft Corporation	11,385,317
96,158	NVIDIA Corporation	19,240,254
4,755	ON Semiconductor Corporation(a)	449,538
15,963	Oracle Corporation	2,339,378
13,177	Palo Alto Networks, Inc.(a)	4,493,621
14,976	PayPal Holdings, Inc.	646,664
16,195	QUALCOMM, Inc.	2,992,674
10,776	Salesforce, Inc.	1,688,168
1,698	Sandisk Corporation(a)	3,860,794
838	Seagate Technology Holdings PLC	808,670
1,830	Texas Instruments, Inc.	545,468
		122,652,861
	Utilities - 4.7%
3,162	Alliant Energy Corporation	241,229
3,387	Ameren Corporation	382,866
6,648	American Electric Power Company, Inc.	909,513

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Utilities - 4.7% (Continued)
2,050	Atmos Energy Corporation	$353,153
8,033	CenterPoint Energy, Inc.	353,773
3,761	CMS Energy Corporation	287,717
4,432	Consolidated Edison, Inc.	490,312
5,064	Constellation Energy Corporation	1,257,746
2,569	DTE Energy Company	391,439
12,766	Duke Energy Corporation	1,615,919
4,668	Edison International	347,533
2,821	Evergy, Inc.	243,819
16,674	Exelon Corporation	777,342
8,456	FirstEnergy Corporation	401,998
5,896	NiSource, Inc.	280,355
2,628	NRG Energy, Inc.	383,846
26,669	PG&E Corporation	448,573
1,475	Pinnacle West Capital Corporation	157,825
12,100	PPL Corporation	439,835
6,077	Public Service Enterprise Group, Inc.	493,209
13,438	Southern Company (The)	1,286,151
3,857	Vistra Corporation	611,836
3,998	WEC Energy Group, Inc.	466,846
7,325	Xcel Energy, Inc.	588,198
		13,211,033

	TOTAL COMMON STOCKS (Cost $205,507,947)	276,703,365

	EXCHANGE-TRADED FUNDS — 1.3%
	Equity - 1.3%
2,782	iShares Core S&P 500 ETF	2,083,412
1,998	State Street SPDR S&P 500 ETF Trust	1,492,046
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,594,327)	3,575,458

See accompanying notes to financial statements.

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS - 99.7% (Cost $209,102,274)	$280,278,823
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	880,156
NET ASSETS - 100.0%	$281,158,979

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	Communications - 15.6%
10,140	Alphabet, Inc., Class A	$3,623,732
4,453	Alphabet, Inc., Class C	1,573,378
1,020	AppLovin Corporation, Class A(a)	525,535
2,006	Booking Holdings, Inc.	357,549
277	Expedia Group, Inc.	70,879
4,081	Meta Platforms, Inc., Class A	2,298,786
21,599	Netflix, Inc.(a)	1,542,169
5,984	Uber Technologies, Inc.(a)	431,805
		10,423,833
	Consumer Discretionary - 6.3%
8,695	Amazon.com, Inc.(a)	2,072,366
778	Las Vegas Sands Corporation	35,936
522	Marriott International Inc, Class A	193,448
2,193	O’Reilly Automotive, Inc.(a)	201,953
142	Ralph Lauren Corporation	57,000
507	Tapestry, Inc.	74,215
2,968	Tesla, Inc.(a)	1,248,341
1,547	TJX Companies, Inc. (The)	234,371
413	Wynn Resorts Ltd.	40,098
338	Yum! Brands, Inc.	54,033
		4,211,761
	Consumer Staples - 0.6%
2,115	Philip Morris International, Inc.	382,625

	Energy - 0.1%
366	First Solar, Inc.(a)	86,361

	Financials - 5.1%
906	American Express Company	306,455
3,124	Berkshire Hathaway, Inc., Class B(a)	1,563,218
310	Cincinnati Financial Corporation	57,393
3,795	JPMorgan Chase & Company	1,242,217
837	Progressive Corporation (The)	182,843

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Financials - 5.1% (Continued)
749	W R Berkley Corporation	$52,827
		3,404,953
	Health Care - 5.4%
902	Amgen, Inc.	326,632
787	Dexcom, Inc.(a)	53,004
1,353	Eli Lilly & Company	1,622,830
424	HCA Healthcare, Inc.	165,313
183	Insulet Corporation(a)	27,862
910	Intuitive Surgical, Inc.(a)	361,889
3,458	Johnson & Johnson	878,228
211	ResMed, Inc.	41,120
367	Stryker Corporation	115,546
		3,592,424
	Industrials - 5.8%
4,582	Amphenol Corporation, Class A	807,898
133	Axon Enterprise, Inc.(a)	74,561
101	Comfort Systems USA, Inc.	200,177
238	Cummins, Inc.	169,744
120	EMCOR Group, Inc.	99,586
342	General Dynamics Corporation	121,150
1,371	General Electric Company	512,384
1,030	Howmet Aerospace, Inc.	276,926
1,027	Johnson Controls International plc	150,055
422	Quanta Services, Inc.	303,856
859	Rollins, Inc.	35,855
3,329	RTX Corporation	631,612
314	Trane Technologies PLC	154,224
151	TransDigm Group, Inc.	201,138
91	United Rentals, Inc.	103,093
		3,842,259
	Materials - 0.4%
2,642	Newmont Corporation	246,763

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Real Estate - 0.7%
337	Simon Property Group, Inc	$75,370
1,818	Welltower, Inc.	412,632
		488,002
	Technology - 58.0%
6,223	Advanced Micro Devices, Inc.(a)	3,615,003
21,256	Apple, Inc.	6,150,637
2,929	Applied Materials, Inc.	2,117,667
3,750	Arista Networks, Inc.(a)	637,050
10,220	Broadcom, Inc.	3,860,605
7,466	Cisco Systems, Inc.	876,956
945	Crowdstrike Holdings, Inc., Class A(a)	721,167
40	Fair Isaac Corporation(a)	47,791
1,432	Fortinet, Inc.(a)	219,984
1,700	International Business Machines Corporation	478,057
530	Intuit, Inc.	138,330
4,700	KLA Corporation	1,418,037
1,337	Mastercard, Inc., Class A	686,683
4,532	Micron Technology, Inc.	5,231,242
10,186	Microsoft Corporation	3,799,581
183	Monolithic Power Systems, Inc.	252,972
34,051	NVIDIA Corporation	6,813,264
1,392	Palo Alto Networks, Inc.(a)	474,700
336	S&P Global, Inc.	136,839
2,363	ServiceNow, Inc.(a)	234,599
2,252	Visa, Inc., Class A	772,639
336	Workday, Inc., Class A(a)	41,133
		38,724,936
	Utilities - 0.2%
564	Constellation Energy Corporation	140,081

	TOTAL COMMON STOCKS (Cost $45,542,689)	65,543,998

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.5%
	Equity - 1.5%
5,337	iShares Russell 1000 Growth ETF	$662,695
2,662	iShares S&P 500 Growth ETF	366,105
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,044,595)	1,028,800

	TOTAL INVESTMENTS - 99.7% (Cost $46,587,284)	$66,572,798
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	233,224
	NET ASSETS - 100.0%	$66,806,022

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

See accompanying notes to financial statements.

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Communications - 2.7%
19,470	EchoStar Corporation, Class A(a)	$1,976,205
3,909	Expedia Group, Inc.	1,000,235
4,938	Fox Corporation, Class A	257,566
23,717	New York Times Company (The), Class A	1,659,716
		4,893,722
	Consumer Discretionary - 6.6%
2,566	Abercrombie & Fitch Company, Class A(a)	230,966
8,455	Boyd Gaming Corporation	746,830
5,881	Burlington Stores, Inc.(a)	1,863,100
24,933	Chewy, Inc., Class A(a)	489,933
9,965	Churchill Downs, Inc.	893,264
3,244	Crocs, Inc.(a)	391,356
4,022	Grand Canyon Education, Inc.(a)	575,588
7,912	Planet Fitness, Inc., Class A(a)	412,769
1,370	Ralph Lauren Corporation	549,932
25,391	Somnigroup International, Inc.	1,990,654
9,901	Texas Roadhouse, Inc.	1,913,171
2,243	TKO Group Holdings, Inc.	451,538
9,456	Travel + Leisure Company	722,722
4,335	Wingstop, Inc.	751,732
		11,983,555
	Consumer Staples - 3.4%
6,116	elf Beauty, Inc.(a)	452,584
8,415	Five Below, Inc.(a)	1,512,933
37,224	Hims & Hers Health, Inc.(a)	1,290,556
4,916	Ollie’s Bargain Outlet Holdings, Inc.(a)	377,942
10,800	Philip Morris International, Inc.	1,953,828
6,236	Sprouts Farmers Market, Inc.(a)	527,441
		6,115,284
	Energy - 3.5%
11,410	DT Midstream, Inc.	1,674,303
3,889	First Solar, Inc.(a)	917,648
50,782	TechnipFMC plc	3,366,847

See accompanying notes to financial statements.

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Energy - 3.5% (Continued)
4,840	Weatherford International PLC	$394,460
		6,353,258
	Financials - 6.9%
15,673	Carlyle Group, Inc. (The)	659,990
4,910	Cullen/Frost Bankers, Inc.	758,693
10,444	East West Bancorp, Inc.	1,348,216
3,793	Evercore, Inc., Class A	1,295,082
3,341	Hamilton Lane, Inc., Class A	263,371
4,561	Houlihan Lokey, Inc.	611,767
17,020	Interactive Brokers Group, Inc., Class A	1,481,422
3,376	Kinsale Capital Group, Inc.	1,113,439
16,827	MGIC Investment Corporation	474,521
2,813	Primerica, Inc.	799,455
3,545	RenaissanceRe Holdings Ltd.	1,123,410
11,578	Ryan Specialty Holdings, Inc.	437,185
8,368	SEI Investments Company	733,957
16,985	SLM Corporation	440,591
13,225	Stifel Financial Corporation	922,708
		12,463,807
	Health Care - 11.5%
5,251	Amgen, Inc.	1,901,492
7,296	Dexcom, Inc.(a)	491,386
15,522	Encompass Health Corporation	1,568,964
8,807	Ensign Group, Inc. (The)	1,411,762
18,054	Globus Medical, Inc., Class A(a)	1,426,447
17,188	Halozyme Therapeutics, Inc.(a)	1,345,305
13,038	HealthEquity, Inc.(a)	1,177,592
6,648	Lantheus Holdings, Inc.(a)	737,529
3,367	Medpace Holdings, Inc.(a)	1,783,130
15,665	Neurocrine Biosciences, Inc.(a)	2,640,101
5,669	Penumbra, Inc.(a)	1,789,986
11,518	Tenet Healthcare Corporation(a)	2,154,787
4,416	United Therapeutics Corporation(a)	2,392,721
		20,821,202

See accompanying notes to financial statements.

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Industrials - 31.1%
9,412	AECOM	$656,958
1,650	Allegion plc	231,809
19,455	ATI, Inc.(a)	3,834,581
2,996	Belden, Inc.	359,250
13,435	BWX Technologies, Inc.	2,615,123
6,886	Chart Industries, Inc.(a)	1,438,761
3,986	Clean Harbors, Inc.(a)	1,190,818
13,934	Cognex Corporation	1,009,100
1,423	Comfort Systems USA, Inc.	2,820,315
12,680	Core & Main, Inc., Class A(a)	611,810
4,193	Curtiss-Wright Corporation	3,177,288
12,000	Donaldson Company, Inc.	1,077,240
4,594	Dycom Industries, Inc.(a)	2,322,680
1,699	EMCOR Group, Inc.	1,409,966
20,734	Flowserve Corporation	1,537,633
4,864	General Dynamics Corporation	1,723,023
9,742	H&R Block, Inc.	370,975
12,003	ITT, Inc.	2,373,713
29,052	Kratos Defense & Security Solutions, Inc.(a)	1,448,533
10,014	MasTec, Inc.(a)	4,166,425
12,164	Mueller Industries, Inc.	1,495,320
15,483	Nextpower, Inc., Class A(a)	1,844,645
2,547	Novanta, Inc.(a)	413,225
23,671	nVent Electric PLC	4,014,838
21,712	RB Global, Inc.	2,528,362
7,809	SPX Technologies, Inc.(a)	1,914,533
39,792	Tetra Tech, Inc.	1,149,591
4,332	TopBuild Corporation(a)	1,535,824
1,292	United Rentals, Inc.	1,463,694
9,493	Vontier Corporation	275,297
4,108	Watts Water Technologies, Inc., Class A	1,608,077
7,846	Woodward, Inc.	3,338,002
		55,957,409

See accompanying notes to financial statements.

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Materials - 3.9%
6,810	Carpenter Technology Corporation	$4,200,681
2,500	Eagle Materials, Inc.	562,500
17,175	Newmont Corporation	1,604,145
3,127	Simpson Manufacturing Company, Inc.	654,637
		7,021,963
	Real Estate - 4.1%
14,867	Equity LifeStyle Properties, Inc.	958,178
18,054	Gaming and Leisure Properties, Inc.	803,945
8,071	Lamar Advertising Company, Class A	1,258,915
25,269	Omega Healthcare Investors, Inc.	1,204,826
4,786	Simon Property Group, Inc.	1,070,389
9,014	Ventas, Inc.	800,443
18,072	WP Carey, Inc.	1,292,147
		7,388,843
	Technology - 25.0%
9,732	Amkor Technology, Inc.	839,190
3,565	Appfolio, Inc., Class A(a)	571,648
11,134	Ciena Corporation(a)	5,461,895
4,726	Cirrus Logic, Inc.(a)	701,953
13,247	Coherent Corp.(a)	5,225,544
4,118	CommVault Systems, Inc.(a)	583,644
4,814	Crowdstrike Holdings, Inc., Class A(a)	3,673,755
26,647	DocuSign, Inc.(a)	1,183,660
22,109	Doximity, Inc., Class A(a)	458,541
27,823	Dropbox, Inc., Class A(a)	764,298
48,541	Dynatrace, Inc.(a)	2,131,435
34,035	Everpure, Inc., Class A(a)	2,681,618
11,550	Guidewire Software, Inc.(a)	1,421,228
11,167	MACOM Technology Solutions Holdings, Inc.(a)	4,247,592
5,628	Manhattan Associates, Inc.(a)	783,699
8,221	MKS, Inc.	3,656,701
1,829	Morningstar, Inc.	285,361
24,163	Okta, Inc.(a)	3,297,041
4,045	Onto Innovation, Inc.(a)	1,530,830

See accompanying notes to financial statements.

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Technology - 25.0% (Continued)
6,645	Paylocity Holding Corporation(a)	$694,602
5,868	Qualys, Inc.(a)	806,791
19,327	Rambus, Inc.(a)	2,565,466
7,063	Shift4 Payments, Inc., Class A(a)	343,544
2,897	Silicon Laboratories, Inc.(a)	633,168
3,583	Workday, Inc., Class A(a)	438,631
		44,981,835
	Utilities - 0.7%
4,998	Constellation Energy Corporation	1,241,353

	TOTAL COMMON STOCKS (Cost $147,106,942)	179,222,231

	TOTAL INVESTMENTS - 99.4% (Cost $147,106,942)	$179,222,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,072,667
	NET ASSETS - 100.0%	$180,294,898

(a)	Non-income producing security.

ETF	– Exchange-Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Communications - 2.5%
6,450	Iridium Communications, Inc.	$353,783
56,181	Lumen Technologies, Inc.(a)	431,470
14,470	Telephone and Data Systems, Inc.	535,534
		1,320,787
	Consumer Discretionary - 12.1%
2,186	Adient plc(a)	40,179
2,712	Advance Auto Parts, Inc.	168,741
6,596	American Eagle Outfitters, Inc.	113,451
2,811	Autoliv, Inc.	326,553
675	Avis Budget Group, Inc.(a)	99,785
12,562	Bath & Body Works, Inc.	290,559
4,829	BorgWarner, Inc.	320,646
14,715	Callaway Golf Company(a)	276,495
8,346	CarMax, Inc.(a)	441,421
1,239	Carter’s, Inc.	50,997
1,748	Champion Homes, Inc.(a)	154,034
3,325	Cracker Barrel Old Country Store, Inc.	177,223
3,720	Fortune Brands Innovations, Inc.	204,228
7,123	Fox Factory Holding Corporation(a)	120,699
677	Griffon Corporation	66,028
860	Group 1 Automotive, Inc.	250,406
3,013	Harley-Davidson, Inc.	73,698
22,334	Hertz Global Holdings, Inc.(a)	50,587
13,439	Macy’s, Inc.	316,488
1,449	Marriott Vacations Worldwide Corporation	147,624
30,927	Masterbrand, Inc.(a)	318,239
2,043	Mattel, Inc.(a)	28,357
6,467	Meritage Homes Corporation	542,257
2,932	Mohawk Industries, Inc.(a)	355,740
12,108	Peloton Interactive, Inc., Class A(a)	71,558
5,323	Penn Entertainment, Inc.(a)	113,699
1,388	Polaris, Inc.	94,995
298	PVH Corporation	22,129
20,300	Sally Beauty Holdings, Inc.(a)	287,042

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Consumer Discretionary - 12.1% (Continued)
868	ScanSource, Inc.(a)	$45,214
1,924	Signet Jewelers Ltd.	165,849
1,853	Stride, Inc.(a)	159,803
10,678	Under Armour, Inc., Class A(a)	68,232
6,956	Wendy’s Company (The)	57,665
3,180	Winnebago Industries, Inc.	99,343
9,042	Wolverine World Wide, Inc.	149,465
		6,269,429
	Consumer Staples - 1.9%
16,044	Grocery Outlet Holding Corporation(a)	160,119
3,395	Lamb Weston Holdings, Inc.	146,596
6,326	Quanex Building Products Corporation	117,790
12,830	Simply Good Foods Company (The)(a)	170,383
8,993	United Natural Foods, Inc.(a)	410,710
		1,005,598
	Energy - 8.2%
3,668	California Resources Corporation	193,927
15,690	Crescent Energy Company, Class A	154,076
7,420	CVR Energy, Inc.	204,347
24,309	DNOW, Inc.(a)	315,288
8,423	Enphase Energy, Inc.(a)	414,748
4,148	Helmerich & Payne, Inc.	135,806
2,495	Kinetik Holdings, Inc.	120,608
7,079	Liberty Energy, Inc., Class A	185,399
24,496	Magnolia Oil & Gas Corporation, Class A	626,608
6,185	Par Pacific Holdings, Inc.(a)	346,855
54,186	Patterson-UTI Energy, Inc.	497,427
4,943	PBF Energy, Inc., Class A	225,005
12,672	RPC, Inc.	73,878
17,209	SM Energy Company	449,155
2,543	SolarEdge Technologies, Inc.(a)	148,613
1,908	Weatherford International PLC	155,502
		4,247,242

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Financials - 19.4%
3,012	Ameris Bancorp	$271,863
19,681	Atlantic Union Bankshares Corporation	832,702
11,520	Banc of California, Inc.	235,354
4,173	BankUnited, Inc.	202,182
1,364	Beacon Financial Corporation	41,534
18,032	Blackstone Mortgage Trust, Inc., Class A	305,642
6,477	Bread Financial Holdings, Inc.	701,783
9,419	Capitol Federal Financial, Inc.	80,156
2,253	Community Financial System, Inc.	151,221
668	First American Financial Corporation	45,818
7,148	First Commonwealth Financial Corporation	145,319
12,929	First Financial Bancorp	437,388
17,482	First Hawaiian, Inc.	512,223
12,710	First Interstate BancSystem, Inc., Class A	490,098
9,715	FNB Corp	185,362
32,995	Fulton Financial Corporation	798,149
22,559	Genworth Financial, Inc., Class A(a)	213,634
3,609	HA Sustainable Infrastructure Capital, Inc.	140,931
3,278	Jackson Financial, Inc.	335,634
6,968	Kemper Corporation	187,857
21,202	Lincoln National Corporation	749,491
3,540	Piper Sandler Cos	256,084
3,975	PRA Group, Inc.(a)	75,485
11,034	Provident Financial Services, Inc.	260,844
9,403	Radian Group, Inc.	354,211
11,724	Renasant Corporation	498,739
7,607	Seacoast Banking Corporation of Florida	252,933
12,598	Simmons First National Corporation, Class A	285,345
17,316	United Community Banks, Inc.	607,618
8,848	WaFd, Inc.	339,498
		9,995,098
	Health Care - 6.6%
6,127	Acadia Healthcare Company, Inc.(a)	180,930
4,918	AdaptHealth Corporation(a)	51,246

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Health Care - 6.6% (Continued)
3,147	Amphastar Pharmaceuticals, Inc.(a)	$63,506
13,372	Avantor, Inc.(a)	132,383
4,065	CONMED Corporation	133,047
6,599	Dentsply Sirona, Inc.	70,015
8,317	Enovis Corporation(a)	172,162
8,239	Fortrea Holdings, Inc.(a)	143,359
1,620	Glaukos Corporation(a)	226,411
3,652	Integer Holdings Corporation(a)	341,279
1,949	Lantheus Holdings, Inc.(a)	216,222
3,278	Molina Healthcare, Inc.(a)	749,678
28,931	Neogen Corporation(a)	260,090
3,205	Omnicell, Inc.(a)	133,072
20,353	Perrigo Company plc	211,468
5,048	Sarepta Therapeutics, Inc.(a)	90,713
2,071	Teleflex, Inc.	262,520
		3,438,101
	Industrials - 16.2%
35,925	ADT, Inc.	233,513
3,084	Alarm.com Holdings, Inc.(a)	144,084
3,679	Allegiant Travel Company(a)	432,650
15,256	American Airlines Group, Inc.(a)	275,676
4,068	AMN Healthcare Services, Inc.(a)	131,681
1,140	Arcosa, Inc.	165,630
364	Donaldson Company, Inc.	32,676
5,391	Dorian, L.P.G Ltd.	187,499
2,638	Fluor Corporation(a)	138,205
13,596	Forward Air Corporation(a)	183,682
17,685	Gates Industrial Corp plc(a)	494,649
2,281	Greenbrier Companies, Inc. (The)	111,792
9,903	GXO Logistics, Inc.(a)	502,083
12,823	Hayward Holdings, Inc.(a)	221,966
11,459	Heartland Express, Inc.	174,406
3,695	Ichor Holdings Ltd.(a)	414,875
2,098	Itron, Inc.(a)	181,540

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Industrials - 16.2% (Continued)
11,438	Kennametal, Inc.	$400,902
792	Kirby Corporation(a)	107,688
1,899	ManpowerGroup, Inc.	64,129
2,736	Matson, Inc.	525,942
862	Middleby Corporation (The)(a)	148,273
507	Novanta, Inc.(a)	82,256
3,503	Ralliant Corporation	257,925
7,549	Resideo Technologies, Inc.(a)	234,774
3,417	Rush Enterprises, Inc., Class A	249,390
10,583	RXO, Inc.(a)	291,985
205	Ryder System, Inc.	54,073
7,873	Schneider National, Inc., Class B	287,601
3,866	Sensata Technologies Holding PLC	184,563
2,723	SkyWest, Inc.(a)	270,476
805	Terex Corporation	58,274
1,082	Timken Company (The)	157,236
1,494	Toro Company (The)	145,545
9,481	Vestis Corporation(a)	137,664
3,718	Vontier Corporation	107,822
7,315	Werner Enterprises, Inc.	319,007
10,168	WillScot Holdings Corporation	293,448
		8,405,580
	Materials - 6.9%
3,718	Apogee Enterprises, Inc.	170,061
5,139	Boise Cascade Company	398,941
4,509	Celanese Corporation	207,414
2,583	Century Aluminum Company(a)	118,844
6,510	Chemours Company (The)	133,585
11,706	Cleveland-Cliffs, Inc.(a)	109,919
2,802	Commercial Metals Company	175,826
4,594	Core Natural Resources, Inc.	367,612
5,750	Eastman Chemical Company	385,135
1,936	Kaiser Aluminum Corporation	378,740
1,075	Materion Corporation	319,694

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Materials - 6.9% (Continued)
9,358	Metallus, Inc.(a)	$174,901
710	MP Materials Corporation(a)	39,767
1,368	Owens Corning	217,457
2,441	Trex Company, Inc.(a)	122,148
3,159	Warrior Met Coal, Inc.	256,384
		3,576,428
	Real Estate - 6.9%
18,963	Acadia Realty Trust	396,516
12,700	Apple Hospitality REIT, Inc.	213,487
9,573	COPT Defense Properties	348,361
33,304	Cushman & Wakefield Ltd.(a)	445,941
16,169	Highwoods Properties, Inc.	487,657
807	Kilroy Realty Corporation	30,238
16,498	Macerich Company (The)	415,585
4,159	Millrose Properties, Inc.	124,978
3,127	Outfront Media, Inc.	102,441
10,331	Pebblebrook Hotel Trust	200,525
22,280	Rithm Capital Corporation	209,209
6,553	SL Green Realty Corporation	339,249
11,164	Sunstone Hotel Investors, Inc.	127,828
6,789	Xenia Hotels & Resorts, Inc.	138,224
		3,580,239
	Technology - 15.6%
3,900	ACI Worldwide, Inc.(a)	196,131
3,188	Alpha & Omega Semiconductor Ltd.(a)	150,888
4,015	Amentum Holdings, Inc.(a)	82,990
5,193	Bentley Systems, Inc., Class B	155,219
5,576	BILL Holdings, Inc.(a)	201,628
2,526	Box, Inc., Class A(a)	67,040
2,949	Cirrus Logic, Inc.(a)	438,015
9,484	Cleanspark, Inc.(a)	137,992
5,503	Concentrix Corporation	123,295
10,997	Corsair Gaming, Inc.(a)	106,341
900	Crane NXT Company	46,044

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Technology - 15.6% (Continued)
1,573	CTS Corporation	$102,544
519	Diebold Nixdorf, Inc.(a)	44,125
5,235	Diodes, Inc.(a)	572,918
2,243	DocuSign, Inc.(a)	99,634
2,256	Dolby Laboratories, Inc., Class A	118,620
34,567	DXC Technology Company(a)	305,918
5,890	Extreme Networks, Inc.(a)	190,659
19,242	Grid Dynamics Holdings, Inc.(a)	109,295
11,908	Harmonic, Inc.(a)	194,458
4,825	Insight Enterprises, Inc.(a)	587,686
791	IPG Photonics Corporation(a)	92,800
5,776	Knowles Corporation(a)	239,588
4,370	Kulicke & Soffa Industries, Inc.	584,531
11,498	MARA Holdings, Inc.(a)	159,707
1,007	MarketAxess Holdings, Inc.	114,284
3,525	MAXIMUS, Inc.	189,504
6,265	NetScout Systems, Inc.(a)	272,842
1,331	Nutanix, Inc., A(a)	67,828
1,304	Paycom Software, Inc.	163,887
7,224	Payoneer Global, Inc.(a)	51,435
4,009	Penguin Solutions, Inc.(a)	304,724
7,173	Photronics, Inc.(a)	233,338
1,700	Progress Software Corporation(a)	57,086
1,496	Q2 Holdings, Inc.(a)	71,958
5,293	RingCentral, Inc., Class A	206,321
1,441	Semtech Corporation(a)	233,226
2,634	SPS Commerce, Inc.(a)	150,586
6,208	Teradata Corporation(a)	215,106
4,195	Ultra Clean Holdings, Inc.(a)	598,164
510	Universal Display Corporation	44,161
		8,082,516
	Utilities - 3.1%
8,171	Avista Corporation	334,276
1,639	H2O America	99,602

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Utilities - 3.1% (Continued)
19,783	Hawaiian Electric Industries, Inc.(a)	$267,664
1,863	OGE Energy Corporation	90,654
1,756	ONE Gas, Inc.	135,335
2,060	Otter Tail Corporation	185,359
9,453	Portland General Electric Company	489,948
		1,602,838

	TOTAL COMMON STOCKS (Cost $46,974,263)	51,523,856

	EXCHANGE-TRADED FUNDS — 0.3%
	Equity - 0.3%
698	Vanguard Small-Cap Value ETF (Cost $164,371)	169,607

	TOTAL INVESTMENTS - 99.7% (Cost $47,138,634)	$51,693,463
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	168,113
	NET ASSETS - 100.0%	$51,861,576

(a)	Non-income producing security.

ETF	– Exchange-Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	Communications - 0.3%
3,353	Warner Music Group Corp., Class A	$90,766

	Consumer Discretionary - 9.7%
1,805	Armstrong World Industries, Inc.	289,557
1,411	Boot Barn Holdings, Inc.(a)	231,785
1,919	Brinker International, Inc.(a)	322,393
333	Cavco Industries, Inc.(a)	204,589
1,131	Champion Homes, Inc.(a)	99,664
2,946	Cinemark Holdings, Inc.	93,477
1,533	Covista, Inc.(a)	191,104
1,692	FirstCash Holdings, Inc.	366,013
1,158	Grand Canyon Education, Inc.(a)	165,721
754	Madison Square Garden Sports Corporation(a)	302,987
1,737	Shake Shack, Inc., Class A(a)	97,307
2,742	Travel + Leisure Company	209,571
2,293	Urban Outfitters, Inc.(a)	162,482
2,081	YETI Holdings, Inc.(a)	103,134
		2,839,784
	Consumer Staples - 1.2%
2,011	Cal-Maine Foods, Inc.	162,006
1,759	elf Beauty, Inc.(a)	130,166
449	Inter Parfums, Inc.	50,225
		342,397
	Energy - 3.9%
7,831	Archrock, Inc.	318,801
3,856	Kodiak Gas Services, Inc.	289,701
3,018	Oceaneering International, Inc.(a)	122,289
2,262	Tidewater, Inc.(a)	150,717
3,447	Valaris Ltd.(a)	250,252
		1,131,760
	Financials - 10.5%
1,604	Ameris Bancorp	144,777
971	Assured Guaranty Ltd.	77,835
569	BancFirst Corporation	63,233

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Financials - 10.5% (Continued)
9,461	BCG Group, Inc-A, Class A	$101,138
552	Cohen & Steers, Inc.	42,029
1,163	Community Financial System, Inc.	78,061
1,414	Cullen/Frost Bankers, Inc.	218,491
932	Enova International, Inc.(a)	224,360
795	Goosehead Insurance, Inc., Class A(a)	38,558
2,433	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,009
1,147	Mercury General Corporation	122,293
4,836	MGIC Investment Corporation	136,375
1,897	Moelis & Company, Class A	124,102
3,195	NMI Holdings, Inc., Class A(a)	131,283
1,081	Palomar Holdings, Inc.(a)	136,627
1,020	Pathward Financial, Inc.	88,801
1,694	Piper Sandler Cos	122,544
1,132	Pjt Partners, Inc., Class A	170,864
2,861	Radian Group, Inc.	107,774
3,370	StepStone Group, Inc., Class A	139,383
3,113	StoneX Group, Inc.(a)	368,892
3,778	Virtu Financial, Inc., Class A	225,055
1,252	WSFS Financial Corporation	96,066
		3,053,550
	Health Care - 14.5%
11,219	ADMA Biologics, Inc.(a)	93,903
7,508	Alkermes plc(a)	393,382
5,073	BrightSpring Health Services, Inc.(a)	353,791
2,692	Bruker Corporation	162,005
4,867	Catalyst Pharmaceuticals, Inc.(a)	152,970
1,689	Glaukos Corporation(a)	236,055
3,238	HealthEquity, Inc.(a)	292,456
5,607	Indivior Pharmaceuticals, Inc.(a)	230,055
1,409	Inspire Medical Systems, Inc.(a)	62,855
1,152	Krystal Biotech, Inc.(a)	428,164
1,601	Merit Medical Systems, Inc.(a)	111,013
15,059	Mirion Technologies, Inc.(a)	270,008

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Health Care - 14.5% (Continued)
5,156	Privia Health Group, Inc.(a)	$132,664
3,419	Progyny, Inc.(a)	98,570
2,612	Protagonist Therapeutics, Inc.(a)	320,179
2,121	RadNet, Inc.(a)	130,802
5,959	TG Therapeutics, Inc.(a)	327,387
1,694	TransMedics Group, Inc.(a)	112,515
3,681	Veracyte, Inc.(a)	216,185
2,391	Vericel Corporation(a)	106,376
		4,231,335
	Industrials - 21.0%
1,298	Alarm.com Holdings, Inc.(a)	60,643
4,796	ATI, Inc.(a)	945,291
1,524	Badger Meter, Inc.	226,131
2,000	Cactus, Inc., Class A	102,460
979	Dycom Industries, Inc.(a)	494,973
1,149	ESCO Technologies, Inc.	402,196
2,722	Federal Signal Corporation	349,749
3,960	Flowserve Corporation	293,674
3,093	Frontdoor, Inc.(a)	239,986
1,862	Granite Construction, Inc.	294,345
1,043	Installed Building Products, Inc.	239,723
1,226	Moog, Inc., Class A	519,628
734	Novanta, Inc.(a)	119,084
710	OSI Systems, Inc.(a)	155,277
2,101	SPX Technologies, Inc.(a)	515,102
1,043	Sterling Infrastructure, Inc.(a)	875,453
6,224	Zurn Elkay Water Solutions Corporation	314,499
		6,148,214
	Materials - 7.0%
792	Balchem Corporation	133,808
1,821	Carpenter Technology Corporation	1,123,266
1,374	Century Aluminum Company(a)	63,218
5,296	Element Solutions, Inc.	252,884
613	Hawkins, Inc.	87,107

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Materials - 7.0% (Continued)
1,828	Sensient Technologies Corporation	$225,374
965	Warrior Met Coal, Inc.	78,319
329	WD-40 Company	80,158
		2,044,134
	Real Estate - 5.4%
6,106	Brixmor Property Group, Inc.	192,522
6,051	Essential Properties Realty Trust, Inc.	180,622
5,750	Macerich Company (The)	144,843
4,242	Outfront Media, Inc.	138,968
3,127	Phillips Edison & Company, Inc.	130,146
2,630	Ryman Hospitality Properties, Inc.	338,086
1,718	St Joe Company (The)	107,598
3,259	Tanger, Inc.	128,633
3,265	Terreno Realty Corporation	211,474
		1,572,892
	Technology - 23.8%
2,878	ACI Worldwide, Inc.(a)	144,735
1,242	Axcelis Technologies, Inc.(a)	235,297
4,376	Box, Inc., Class A(a)	116,139
1,363	Cirrus Logic, Inc.(a)	202,446
1,197	CommVault Systems, Inc.(a)	169,651
13,403	Dynatrace, Inc.(a)	588,526
2,740	EVERTEC, Inc.	76,117
6,718	ExlService Holdings, Inc.(a)	173,727
3,763	FormFactor, Inc.(a)	601,817
1,129	Impinj, Inc. (a)	161,707
11,504	MARA Holdings, Inc.(a)	159,791
857	MarketAxess Holdings, Inc.	97,261
2,237	MKS, Inc.	995,017
1,731	Parsons Corporation(a)	90,687
2,463	Qorvo, Inc.(a)	229,724
3,887	Semtech Corporation(a)	629,110
966	SPS Commerce, Inc.(a)	55,226
5,389	TTM Technologies, Inc.(a)	1,007,851

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Technology - 23.8% (Continued)
6,809	Viasat, Inc.(a)	$611,516
10,906	Viavi Solutions, Inc.(a)	520,762
4,853	Waystar Holding Corporation(a)	99,632
		6,966,739
	Utilities - 1.6%
1,094	American States Water Company	90,397
623	Chesapeake Utilities Corporation	76,305
2,783	Ormat Technologies, Inc.	303,069
		469,771

	TOTAL COMMON STOCKS (Cost $20,795,945)	28,891,342

	EXCHANGE-TRADED FUNDS — 0.7%
	Equity - 0.7%
500	iShares Russell 2000 Growth ETF (Cost $185,619)	196,980

	TOTAL INVESTMENTS - 99.6% (Cost $20,981,564)	$29,088,322
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	105,340
	NET ASSETS - 100.0%	$29,193,662

(a)	Non-income producing security.

ETF	– Exchange-Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	Communications - 1.2%
10,098	Cogent Communications Holdings, Inc.	$140,160
2,290	GoDaddy, Inc., Class A(a)	194,375
12,554	Iridium Communications, Inc.	688,587
12,783	Maplebear, Inc.(a)	605,275
		1,628,397
	Consumer Discretionary - 10.0%
22,854	Adient plc(a)	420,057
6,952	Autoliv, Inc.	807,614
788	Avis Budget Group, Inc.(a)	116,490
6,913	Bath & Body Works, Inc.	159,898
2,981	Best Buy Company, Inc.	226,198
14,455	BorgWarner, Inc.	959,812
4,488	Brunswick Corp	378,069
9,078	Builders FirstSource, Inc.(a)	812,299
25,837	Callaway Golf Company(a)	485,477
5,099	Carter’s, Inc.	209,875
11,144	Champion Homes, Inc.(a)	982,009
3,874	Chewy, Inc., Class A(a)	76,124
4,783	Cracker Barrel Old Country Store, Inc.	254,934
3,357	Crocs, Inc.(a)	404,989
4,377	Floor & Decor Holdings, Inc., Class A(a)	259,819
12,877	Fortune Brands Innovations, Inc.	706,947
6,913	Gap, Inc. (The)	129,135
3,647	KB Home	228,266
21,335	Kohl’s Corporation	378,056
7,414	Lear Corporation	993,920
14,985	LKQ Corporation	394,555
1,237	Lululemon Athletica, Inc.(a)	141,241
27,797	Macy’s, Inc.	654,619
38,383	Mattel, Inc.(a)	532,756
17,363	MGM Resorts International(a)	830,125
2,445	Mohawk Industries, Inc.(a)	296,652
10,453	PROG Holdings, Inc.	487,214
952	RH(a)	156,823

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Consumer Discretionary - 10.0% (Continued)
3,892	Sonic Automotive, Inc., Class A	$330,003
1,550	Toll Brothers, Inc.	255,363
21,427	VF Corporation	357,402
12,406	YETI Holdings, Inc.(a)	614,842
		14,041,583
	Consumer Staples - 1.7%
62,333	Albertsons Companies, Inc., Class A	843,366
3,776	Dollar Tree, Inc.(a)	456,707
20,705	Quanex Building Products Corporation	385,527
18,228	Simply Good Foods Company (The)(a)	242,068
1,938	Sprouts Farmers Market, Inc.(a)	163,916
2,261	US Foods Holding Corporation(a)	231,187
		2,322,771
	Energy - 7.5%
12,033	APA Corporation	391,915
5,711	Atlas Energy Solutions, Inc.	94,860
8,472	Chord Energy Corporation	968,350
7,846	ConocoPhillips	815,670
28,721	Crescent Energy Company, Class A	282,040
798	DT Midstream, Inc.	117,099
6,678	Enphase Energy, Inc.(a)	328,825
12,755	Helmerich & Payne, Inc.	417,599
15,050	HF Sinclair Corporation	1,048,232
2,436	Kinetik Holdings, Inc.	117,756
8,187	Liberty Energy, Inc., Class A	214,418
11,832	Noble Corp plc	441,334
59,153	Nov, Inc. COM	1,097,287
8,507	ONEOK, Inc.	739,599
4,427	Par Pacific Holdings, Inc.(a)	248,266
96,781	Patterson-UTI Energy, Inc.	888,449
13,749	PBF Energy, Inc., Class A	625,854
29,918	Permian Resources Corporation	550,790
21,437	SM Energy Company	559,506
5,962	SolarEdge Technologies, Inc.(a)	348,419

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Energy - 7.5% (Continued)
17,048	Talos Energy, Inc.(a)	$220,090
		10,516,358
	Financials - 20.9%
9,294	Ameris Bancorp	838,876
46,120	Annaly Capital Management, Inc.	1,031,243
26,829	Apollo Commercial Real Estate Finance, Inc.	286,534
17,845	Arbor Realty Trust, Inc.	96,720
16,742	Bank OZK	872,091
5,955	BankUnited, Inc.	288,520
6,332	Bread Financial Holdings, Inc.	686,073
18,790	Capitol Federal Financial, Inc.	159,903
23,542	CNO Financial Group, Inc.	1,200,170
23,377	Columbia Banking System, Inc.	749,233
726	Evercore, Inc., Class A	247,885
3,459	Fidelity National Financial, Inc.	163,126
5,121	First American Financial Corporation	351,249
31,339	First Financial Bancorp	1,060,198
13,451	First Hawaiian, Inc.	394,114
68,219	First Horizon Corporation	1,749,136
26,679	Flagstar Financial, Inc.	398,584
91,729	FNB Corp	1,750,190
7,599	Franklin Resources, Inc.	252,819
62,738	Fulton Financial Corporation	1,517,632
2,487	GATX Corporation	440,672
13,716	Genworth Financial, Inc., Class A(a)	129,891
2,244	Goosehead Insurance, Inc., Class A(a)	108,834
5,000	Home BancShares, Inc.	142,750
1,987	Houlihan Lokey, Inc.	266,516
24,181	Invesco Ltd.	638,137
2,450	Jackson Financial, Inc.	250,856
9,873	Jefferies Financial Group, Inc.	493,453
15,380	KeyCorporation	354,509
1,376	MetLife, Inc.	116,423
10,778	Moelis & Company, Class A	705,097

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Financials - 20.9% (Continued)
2,030	OFG Bancorp	$99,612
8,694	Old National Bancorp	225,175
4,388	Old Republic International Corporation	179,557
1,155	Pinnacle Financial Partners, Inc.	116,516
11,091	Piper Sandler Cos	802,323
61,060	Provident Financial Services, Inc.	1,443,458
2,477	Prudential Financial, Inc.	267,343
4,794	Raymond James Financial, Inc.	728,832
11,925	Regions Financial Corporation	360,135
2,585	Reinsurance Group of America, Inc.	549,700
7,542	SEI Investments Company	661,509
12,098	Selective Insurance Group, Inc.	1,173,627
3,478	SouthState Bank Corporation	347,452
15,166	Stifel Financial Corporation	1,058,131
1,706	Synchrony Financial	129,741
1,619	T Rowe Price Group, Inc.	184,064
4,339	UMB Financial Corporation	619,436
8,117	United Bankshares, Inc.	372,002
29,842	United Community Banks, Inc.	1,047,156
93,328	Valley National Bancorp	1,367,255
		29,474,458
	Health Care - 4.1%
11,353	Acadia Healthcare Company, Inc.(a)	335,254
28,083	AdaptHealth Corporation(a)	292,625
11,380	BioMarin Pharmaceutical, Inc.(a)	651,164
1,676	Cardinal Health, Inc.	398,151
3,589	Cytokinetics, Inc.(a)	305,747
38,142	Dentsply Sirona, Inc.	404,687
6,988	Dexcom, Inc.(a)	470,642
7,849	Envista Holdings Corporation(a)	206,821
22,577	Integra LifeSciences Holdings Corporation(a)	405,483
2,878	Lantheus Holdings, Inc.(a)	319,285
3,380	Moderna, Inc.(a)	236,701
2,921	Molina Healthcare, Inc.(a)	668,032

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Health Care - 4.1% (Continued)
25,309	Neogen Corporation(a)	$227,528
18,771	Perrigo Company plc	195,031
6,322	Sarepta Therapeutics, Inc.(a)	113,606
2,034	Teleflex, Inc.	257,830
10,253	Viatris, Inc.	162,818
1,284	Zoetis, Inc.	92,268
		5,743,673
	Industrials - 20.8%
4,331	A O Smith Corporation	271,640
25,119	ADT, Inc.	163,274
1,269	AECOM	88,576
5,422	AGCO Corporation	649,013
3,810	Alarm.com Holdings, Inc.(a)	178,003
4,633	Alaska Air Group, Inc.(a)	241,843
3,023	Allegiant Travel Company(a)	355,505
73,114	American Airlines Group, Inc.(a)	1,321,169
3,398	Arcosa, Inc.	493,696
2,080	Atmus Filtration Technologies, Inc.	106,059
8,371	Carrier Global Corporation	614,013
86,236	CNH Industrial N.V.	968,430
7,521	Cognex Corporation	544,671
10,895	Core & Main, Inc., Class A(a)	525,684
6,147	Delta Air Lines, Inc.	575,728
7,652	Donaldson Company, Inc.	686,920
2,978	ESAB Corporation	293,720
3,568	Fortive Corporation	217,969
16,563	Forward Air Corporation(a)	223,766
9,320	Gates Industrial Corp plc(a)	260,680
3,372	Graco, Inc.	254,957
6,535	GXO Logistics, Inc.(a)	331,325
36,469	Hayward Holdings, Inc.(a)	631,278
5,036	Ichor Holdings Ltd.(a)	565,442
488	IDEX Corporation	110,752
1,657	Itron, Inc.(a)	143,380

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Industrials - 20.8% (Continued)
3,150	JB Hunt Transport Services, Inc.	$911,705
13,499	Kennametal, Inc.	473,140
2,772	Kirby Corporation(a)	376,909
8,035	Knight-Swift Transportation Holdings, Inc.	625,685
2,205	Matson, Inc.	423,867
3,533	Middleby Corporation (The)(a)	607,711
6,844	MSC Industrial Direct Company, Inc., Class A	814,094
12,705	Mueller Water Products, Inc., Class A - Series A	328,170
6,061	Nextpower, Inc., Class A(a)	722,108
1,403	Old Dominion Freight Line, Inc.	303,890
9,061	Oshkosh Corporation	1,390,683
1,852	Pentair PLC	141,974
4,034	Ralliant Corporation	297,023
4,118	Regal Rexnord Corporation	980,867
16,208	Resideo Technologies, Inc.(a)	504,069
4,038	Rush Enterprises, Inc., Class A	294,713
36,721	RXO, Inc.(a)	1,013,132
1,012	Ryder System, Inc.	266,935
475	Saia, Inc.(a)	200,051
11,080	Schneider National, Inc., Class B	404,752
16,623	Sensata Technologies Holding PLC	793,583
5,937	SkyWest, Inc.(a)	589,722
12,178	Southwest Airlines Company	626,193
5,300	StandardAero, Inc.(a)	158,523
5,781	Stanley Black & Decker, Inc.	544,108
6,580	Terex Corporation	476,326
4,936	Timken Company (The)	717,300
9,804	Toro Company (The)	955,106
2,759	United Airlines Holdings, Inc.(a)	375,196
280	United Rentals, Inc.	317,209
9,484	Vontier Corporation	275,036
17,797	Werner Enterprises, Inc.	776,127
28,555	WillScot Holdings Corporation	824,097
		29,327,497

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Materials - 7.0%
26,686	Alcoa Corporation	$1,391,408
4,210	Boise Cascade Company	326,822
6,349	Century Aluminum Company(a)	292,117
5,555	Chemours Company (The)	113,989
75,416	Cleveland-Cliffs, Inc.(a)	708,156
5,793	Commercial Metals Company	363,511
853	Nucor Corporation	190,006
14,851	Owens Corning	2,360,715
8,184	Peabody Energy Corporation	189,214
3,896	Reliance, Inc.	1,455,545
4,063	Steel Dynamics, Inc.	932,296
16,053	Trex Company, Inc.(a)	803,292
8,222	Warrior Met Coal, Inc.	667,298
		9,794,369
	Real Estate - 5.4%
14,307	Agree Realty Corporation	1,083,612
23,889	American Homes 4 Rent, Class A	800,759
4,113	CubeSmart	163,574
16,050	Cushman & Wakefield Ltd.(a)	214,910
4,002	EPR Properties	232,156
5,458	Equity LifeStyle Properties, Inc.	351,768
7,524	Healthcare Realty Trust, Inc.	151,759
3,437	Jones Lang LaSalle, Inc.(a)	1,065,298
4,743	Kilroy Realty Corporation	177,720
15,747	NNN REIT, Inc.	732,708
4,765	Omega Healthcare Investors, Inc.	227,195
38,578	Rexford Industrial Realty, Inc.	1,292,364
25,293	Rithm Capital Corporation	237,501
1,220	Ventas, Inc.	108,336
15,904	Vornado Realty Trust	625,027
2,223	WP Carey, Inc.	158,945
		7,623,632
	Technology - 14.5%
15,312	ACI Worldwide, Inc.(a)	770,040

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Technology - 14.5% (Continued)
551	Akamai Technologies, Inc.(a)	$65,134
8,135	Alpha & Omega Semiconductor Ltd.(a)	385,030
8,544	Amkor Technology, Inc.	736,749
970	Arrow Electronics, Inc.(a)	207,008
4,009	Avnet, Inc.	356,079
5,777	Bentley Systems, Inc., Class B	172,675
3,649	Blackbaud, Inc.(a)	108,083
2,150	CDW Corp	302,376
4,114	Cirrus Logic, Inc.(a)	611,052
7,478	Cleanspark, Inc.(a)	108,805
7,114	Cognizant Technology Solutions Corporation, Class A	275,525
1,279	CommVault Systems, Inc.(a)	181,273
4,369	CTS Corporation	284,815
4,406	Diodes, Inc.(a)	482,193
7,636	Entegris, Inc.	1,373,411
854	EPAM Systems, Inc.(a)	67,765
10,015	Euronet Worldwide, Inc.(a)	732,997
4,465	Everforth, Inc.(a)	79,790
8,855	Extreme Networks, Inc.(a)	286,636
1,840	Gartner, Inc.(a)	238,501
2,702	Hewlett Packard Enterprise Company	121,887
11,880	HP, Inc.	260,647
5,392	Insight Enterprises, Inc.(a)	656,746
2,752	IPG Photonics Corporation(a)	322,865
5,608	KBR, Inc.	193,644
11,224	Knowles Corporation(a)	465,572
7,562	Kulicke & Soffa Industries, Inc.	1,011,493
2,371	Lattice Semiconductor Corporation(a)	362,668
2,273	Manhattan Associates, Inc.(a)	316,515
973	MKS, Inc.	432,790
17,136	NetScout Systems, Inc.(a)	746,273
21,247	Nutanix, Inc., A(a)	1,082,747
4,739	ON Semiconductor Corporation(a)	448,025
1,601	Onto Innovation, Inc.(a)	605,898

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Technology - 14.5% (Continued)
7,410	Penguin Solutions, Inc.(a)	$563,234
13,179	Photronics, Inc.(a)	428,713
5,989	Power Integrations, Inc.	501,639
12,237	Q2 Holdings, Inc.(a)	588,600
6,278	RingCentral, Inc., Class A	244,716
2,846	SPS Commerce, Inc.(a)	162,706
1,097	Synaptics, Inc.(a)	136,280
4,315	TD SYNNEX Corporation	1,153,572
19,395	Teradata Corporation(a)	672,037
6,201	Ultra Clean Holdings, Inc.(a)	884,201
1,011	WEX, Inc.(a)	142,642
		20,332,047
	Utilities - 5.7%
1,294	Alliant Energy Corporation	98,719
22,587	Avista Corporation	924,034
14,042	Evergy, Inc.	1,213,650
11,558	Exelon Corporation	538,834
20,427	FirstEnergy Corporation	971,100
9,930	H2O America	603,446
8,658	Hawaiian Electric Industries, Inc.(a)	117,143
38,277	OGE Energy Corporation	1,862,559
7,152	Pinnacle West Capital Corporation	765,264
16,794	Portland General Electric Company	870,433
		7,965,182

	TOTAL COMMON STOCKS (Cost $121,372,106)	138,769,967

	EXCHANGE-TRADED FUNDS — 0.9%
	Equity - 0.9%
3,495	iShares Russell Mid-Cap Value ETF	575,277
2,882	Vanguard Small-Cap Value ETF	700,297
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,212,130)	1,275,574

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS - 99.7% (Cost $122,584,236)	$140,045,541
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	443,213
NET ASSETS - 100.0%	$140,488,754

(a)	Non-income producing security.

ETF	– Exchange-Traded Fund

Ltd.	– Limited Company

PLC	– Public Limited Company

REIT	– Real Estate Investment Trust

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.1%
1,534	Fox Corporation, Class A	$80,013
43,936	KDDI Corporation	741,797
1,352	Omnicom Group, Inc.	98,466
19,126	Orange S.A.	360,483
5,573	Rogers Communications Inc, Class B	181,300
462,752	SoftBank Corporation	592,301
449	VeriSign, Inc.	112,950
19,814	Verizon Communications, Inc.	838,925
8,266	Walt Disney Company (The)	795,603
		3,801,838
	Consumer Discretionary - 6.7%
3,152	Bunzl plc	109,957
8,127	Cie Generale des Etablissements Michelin	313,219
3,371	D’ieteren Group	655,953
2,942	Evolution A.B.(a)	201,845
18,406	Ford Motor Company	255,843
500	Games Workshop Group plc	143,253
4,279	General Motors Company	329,825
853	Genuine Parts Company	100,637
4,611	Home Depot, Inc. (The)	1,626,208
1,079	Lennar Corporation, Class A	97,639
2,025	LVMH Moet Hennessy Louis Vuitton S.E.	1,119,450
3,820	Magna International, Inc.	251,183
976	Marriott International Inc, Class A	361,695
1,508	Ross Stores, Inc.	320,978
1,058	Royal Caribbean Cruises Ltd.	335,947
9,529	Sekisui House Ltd.	198,218
48,528	Sumitomo Electric Industries Ltd.	873,651
5,259	TJX Companies, Inc. (The)	796,739
1,242	Yum! Brands, Inc.	198,546
		8,290,786
	Consumer Staples - 9.1%
25,000	Asahi Group Holdings Ltd.	238,031
19,909	British American Tobacco plc	1,235,086

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Consumer Staples - 9.1% (Continued)
18,376	Coca-Cola Company (The)	$1,493,418
2,041	Coca-Cola Europacific Partners plc	204,243
782	Constellation Brands, Inc., Class A	108,768
7,417	Imperial Brands plc	274,383
9,779	Koninklijke Ahold Delhaize N.V.	393,304
18,347	Nestle S.A.	1,886,541
6,307	PepsiCo, Inc.	853,968
10,565	Procter & Gamble Company (The)	1,549,252
5,083	Royal Unibrew A/S	335,223
64,893	Tesco PLC	394,827
20,877	Walmart, Inc.	2,364,529
		11,331,573
	Energy - 5.2%
8,996	Chevron Corporation	1,491,177
20,327	Exxon Mobil Corporation	2,779,107
13,438	TC Energy Corporation	889,866
17,061	TotalEnergies S.E.	1,325,408
		6,485,558
	Financials - 29.8%
6,115	AL Sydbank	538,459
3,543	Allianz S.E.	1,675,409
1,205	Allstate Corporation (The)	286,718
1,031	Ares Management Corporation, Class A	114,761
12,826	AXA S.A.	642,252
75,727	Banco Bilbao Vizcaya Argentaria S.A.	1,891,229
15,520	Bank of Ireland Group PLC	308,823
3,407	Bank of New York Mellon Corporation (The)	492,686
15,582	Bank of Nova Scotia (The)	1,354,293
9,423	Beazley plc	160,860
7,390	BNP Paribas S.A.	861,956
1,686	Chubb Ltd.	574,488
8,408	Citigroup, Inc.	1,176,784
1,900	Deutsche Boerse A.G.	518,123
21,164	DNB Bank ASA	630,141

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Financials - 29.8% (Continued)
333	Everest Group Ltd.	$118,958
1,443	Goldman Sachs Group, Inc. (The)	1,459,406
754	Hannover Rueck S.E.	208,713
157,423	HSBC Holdings PLC	2,987,636
29,397	ING Groep N.V.	928,874
2,681	Intercontinental Exchange, Inc.	330,058
135,850	Intesa Sanpaolo SpA	929,247
12,430	JPMorgan Chase & Company	4,068,713
2,690	Julius Baer Group Ltd.	232,387
53,885	Legal & General Group plc	204,416
186,732	Mitsubishi UFJ Financial Group, Inc.	3,683,324
38,152	Mizuho Financial Group, Inc.	1,816,974
5,914	Morgan Stanley	1,236,263
4,897	National Bank of Canada	773,100
40,435	Nordea Bank Abp	765,898
2,795	Progressive Corporation (The)	610,568
11,000	Sumitomo Mitsui Trust Group, Inc.	409,800
31,183	Svenska Handelsbanken A.B., A Shares	458,627
17,479	Swedbank A.B., Class A	652,601
198	Swiss Life Holding A.G.	218,004
28,596	Tokio Marine Holdings, Inc.	1,266,720
1,024	Travelers Companies, Inc. (The)	338,043
18,646	UBS Group A.G.	924,488
12,815	UniCredit SpA	1,145,257
1,580	W R Berkley Corporation	111,437
		37,106,494
	Health Care - 9.3%
2,481	Amgen, Inc.	898,420
1,326	Becton Dickinson and Company	200,664
1,227	Cigna Group (The)	338,259
6,104	CVS Health Corporation	631,459
5,840	Gilead Sciences, Inc.	737,826
554	Humana, Inc.	220,060
10,962	Johnson & Johnson	2,784,018

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Health Care - 9.3% (Continued)
6,221	Medtronic PLC	$486,669
11,604	Merck & Company, Inc.	1,491,114
13,025	Novartis A.G.	2,040,552
1,907	Orion OYJ, Class B	156,685
8,895	Sanofi S.A.	762,632
3,886	Siemens Healthineers A.G.	151,766
1,632	Stryker Corporation	513,818
179	Waters Corporation(a)	67,132
1,997	Zoetis, Inc.	143,504
		11,624,578
	Industrials - 9.6%
11,045	ABB Ltd.	1,197,224
28,575	BAE Systems plc	698,920
11,624	Canadian Pacific Kansas City	1,007,747
1,598	Cintas Corporation	271,788
3,002	Delta Air Lines, Inc.	281,167
729	Expeditors International of Washington, Inc.	118,812
1,206	General Dynamics Corporation	427,213
3,200	Hoshizaki Corp	104,217
1,812	Rollins, Inc.	75,633
6,226	RTX Corporation	1,181,260
6,863	Siemens A.G.	2,203,417
2,664	Southwest Airlines Company	136,983
1,213	Spirax Group plc	109,971
3,740	Sunbelt Rentals Holdings, Inc.	272,646
1,108	Trane Technologies PLC	544,205
282	TransDigm Group, Inc.	375,635
2,777	Union Pacific Corporation	755,344
30,808	Volvo A.B., B Shares	1,046,988
3,365	Waste Connections, Inc.	560,849
1,690	Waste Management, Inc.	376,667
1,166	Xylem Inc	137,833
		11,884,519

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 2.5%
6,764	Agnico Eagle Mines Ltd.	$1,050,917
896	DuPont de Nemours, Inc.	121,533
1,180	Ecolab, Inc.	328,760
6,438	Freeport-McMoRan, Inc.	404,886
3,575	Holcim A.G.	322,470
4,941	Newmont Corporation	461,489
88,000	Nippon Steel Corporation	290,169
2,871	Smurfit WestRock plc	132,812
		3,113,036
	Real Estate - 1.8%
9,979	Aena S.M.E. SA	303,803
655	AvalonBay Communities, Inc.	123,592
466	Equinix, Inc.	485,754
416	Essex Property Trust, Inc.	121,301
3,990	Invitation Homes, Inc.	120,538
131	Japan Real Estate Investment Corporation	93,304
10,111	Merlin Properties Socimi, S.A.	177,119
4,349	Realty Income Corporation	269,464
13,350	Segro plc	154,978
1,536	Simon Property Group, Inc.	343,526
5,002	VICI Properties, Inc.	132,803
		2,326,182
	Technology - 18.6%
2,923	Accenture PLC, Class A	363,738
28,165	Broadcom, Inc.	10,639,328
551	Broadridge Financial Solutions, Inc.	75,459
760	CDW Corp	106,886
19,731	Cisco Systems, Inc.	2,317,604
2,236	Cognizant Technology Solutions Corporation, Class A	86,600
3,983	Corning, Inc.	1,017,378
369	FactSet Research Systems, Inc.	84,900
786	Garmin Ltd.	186,706
4,579	International Business Machines Corporation	1,287,662
6,432	Lam Research Corporation	2,787,178

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 18.6% (Continued)
791	Motorola Solutions, Inc.	$328,494
345	MSCI, Inc.	193,214
1,010	NetApp, Inc.	156,308
4,796	Open Text Corporation	106,146
1,063	Seagate Technology Holdings PLC	1,025,795
109,092	Sony Group Corporation	2,200,842
1,800	Thomson Reuters Corporation	147,015
		23,111,253
	Utilities - 1.9%
893	American Water Works Company, Inc.	117,501
1,005	DTE Energy Company	153,132
3,653	Duke Energy Corporation	462,397
4,785	Exelon Corporation	223,077
2,504	FirstEnergy Corporation	119,040
2,647	NiSource, Inc.	125,864
1,024	NRG Energy, Inc.	149,565
2,372	Public Service Enterprise Group, Inc.	192,512
2,607	Severn Trent plc	102,218
5,177	Southern Company (The)	495,491
18,104	Terna - Rete Elettrica Nazionale	211,699
		2,352,496

	TOTAL COMMON STOCKS (Cost $99,764,945)	121,428,313

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
7,174	iShares MSCI EAFE ETF	745,235
1,173	State Street SPDR S&P 500 ETF Trust	875,961
1,276	Vanguard S&P 500 ETF	876,370
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,467,827)	2,497,566

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value
TOTAL INVESTMENTS - 99.6% (Cost $102,232,772)	$123,925,879
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	484,402
NET ASSETS - 100.0%	$124,410,281

(a)	Non-income producing security.

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	NAA All Cap	NAA Large Cap	NAA Large	NAA Large	NAA Mid
Assets:	Value Series	Value Series	Core Series	Growth Series	Growth Series
Investments in securities, at cost	$80,594,968	$171,081,969	$209,102,274	$46,587,284	$147,106,942
Investments in securities, at value	$90,031,373	$195,128,712	$280,278,823	$66,572,798	$179,222,231
Cash	447,075	990,162	1,317,248	364,455	693,556
Receivable for Portfolio shares sold	3,764	37	2,056	2,613	615,809
Interest receivable	27	56	126	—	44
Dividends receivable	80,079	124,792	93,257	6,319	76,446
Prepaid expenses	277	288	—	—	119
Total Assets	90,562,595	196,244,047	281,691,510	66,946,185	180,608,205
Liabilities:
Payable for Portfolio shares redeemed	4,541	52,068	100,780	1,713	5,621
Accrued investment advisory fees	46,408	95,723	155,285	50,834	120,991
Accrued distribution (12b-1) fees	59,673	130,593	178,420	41,659	112,296
Accrued administrative fees	16,837	28,561	43,073	18,506	31,463
Accrued transfer agency fees	3,456	4,258	6,634	4,915	9,705
Accrued miscellaneous fees	17,319	34,221	48,339	22,536	33,231
Total Liabilities	148,234	345,424	532,531	140,163	313,307
Net Assets	$90,414,361	$195,898,623	$281,158,979	$66,806,022	$180,294,898

Components of Net Assets:
Paid-in capital	$72,540,823	$144,829,841	$202,363,001	$46,124,212	$150,089,186
Accumulated earnings	17,873,538	51,068,782	78,795,978	20,681,810	30,205,712
Net Assets	$90,414,361	$195,898,623	$281,158,979	$66,806,022	$180,294,898

Net assets	$90,414,361	$195,898,623	$281,158,979	$66,806,022	$180,294,898
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,856,758	4,814,587	5,338,856	2,549,006	3,084,601

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$31.65	$40.69	$52.66	$26.21	$58.45

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2026

	NAA Small Cap	NAA Small	NAA SMid-Cap	NAA World Equity
Assets:	Value Series	Growth Series	Value Series	Income Series
Investments in securities, at cost	$47,138,634	$20,981,564	$122,584,236	$102,232,772
Investments in securities, at value	$51,693,463	$29,088,322	$140,045,541	$123,925,879
Cash	245,012	105,016	669,396	712,832
Foreign Cash (Cost $-, -, -,86,714)	—	—	—	86,647
Receivable for securities sold	—	58,073	—	65,213
Receivable for Portfolio shares sold	1,582	—	53	—
Interest receivable	—	—	39	1,163
Dividends receivable	51,973	10,078	149,901	93,087
Reclaims receivable	—	—	—	198,209
Prepaid expenses	2,287	—	1,056	836
Total Assets	51,994,317	29,261,489	140,865,986	125,083,866
Liabilities:
Payable for Portfolio shares redeemed	16,157	1,492	130,072	380,482
Payable for securities purchased	—	—	—	64,934
Accrued investment advisory fees	30,951	26,978	95,041	69,542
Accrued distribution (12b-1) fees	43,751	17,376	89,707	91,706
Accrued administrative fees	15,777	8,454	30,984	20,214
Accrued transfer agency fees	5,298	3,336	3,401	4,933
Accrued miscellaneous fees	20,807	10,191	28,027	41,774
Total Liabilities	132,741	67,827	377,232	673,585
Net Assets	$51,861,576	$29,193,662	$140,488,754	$124,410,281

Components of Net Assets:
Paid-in capital	$45,596,597	$22,940,149	$115,479,878	$90,787,379
Accumulated earnings	6,264,979	6,253,513	25,008,876	33,622,902
Net Assets	$51,861,576	$29,193,662	$140,488,754	$124,410,281

Net assets	$51,861,576	$29,193,662	$140,488,754	$124,410,281
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,266,734	728,264	2,021,364	7,464,113

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$40.94	$40.09	$69.50	$16.67

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2026

	NAA All Cap	NAA Large Cap	NAA Large	NAA Large	NAA Mid
	Value Series	Value Series	Core Series	Growth Series	Growth Series
Investment Income:
Dividend income	$804,635	$1,642,839	$1,486,914	$172,528	$576,434
Interest income	8,762	19,462	18,437	4,645	11,664
Foreign taxes withheld	(236)	—	—	—	—
Total Investment Income	813,161	1,662,301	1,505,351	177,173	588,098
Expenses:
Investment advisory fees	311,636	631,349	972,634	196,232	632,414
Distribution fees (12b-1)	111,298	242,826	324,211	75,474	210,805
Administration fees	22,512	43,396	50,857	19,833	33,362
Transfer agent fees	12,170	11,838	10,771	11,491	9,366
Custody Fees	9,258	9,038	12,656	6,729	6,072
Printing and postage expenses	2,306	2,014	2,442	1,182	290
Miscellaneous fees and other expenses	22,760	49,969	74,871	19,630	48,517
Total Expenses	491,940	990,430	1,448,442	330,571	940,826
Expenses waived/reimbursed	(28,900)	(57,986)	(228,967)	(25,512)	(38,130)
Net Expenses	463,040	932,444	1,219,475	305,059	902,696
Net Investment Income (Loss)	350,121	729,857	285,876	(127,886)	(314,598)

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	48,610	285,818	22,241	826,841	907,194
Net change in unrealized appreciation on:
Investments	4,984,362	11,402,760	34,582,107	8,673,755	27,104,235
Net Realized and Unrealized Gain on Investments	5,032,972	11,688,578	34,604,348	9,500,596	28,011,429
Net Increase in Net Assets Resulting from Operations	$5,383,093	$12,418,435	$34,890,224	$9,372,710	$27,696,831

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2026

	NAA Small Cap	NAA Small	NAA SMid-Cap	NAA World Equity
	Value Series	Growth Series	Value Series	Income Series
Investment Income:
Dividend income	$484,353	$89,966	$1,367,643	$2,237,119
Interest income	4,522	1,793	9,391	13,901
Foreign taxes withheld	—	(21)	(755)	(206,796)
Total Investment Income	488,875	91,738	1,376,279	2,044,224
Expenses:
Investment advisory fees	189,823	96,278	501,402	456,659
Distribution fees (12b-1)	63,274	32,093	167,134	163,092
Administration fees	15,498	9,999	27,245	29,898
Transfer agent fees	11,333	12,188	12,199	11,517
Custody Fees	4,484	7,708	8,804	18,277
Printing and postage expenses	2,221	474	5,179	1,742
Miscellaneous fees and other expenses	13,934	12,373	40,488	46,560
Total Expenses	300,567	171,113	762,451	727,745
Expenses waived/reimbursed	(4,373)	(24,622)	(46,898)	(36,055)
Net Expenses	296,194	146,491	715,553	691,690
Net Investment Income (Loss)	192,681	(54,753)	660,726	1,352,534

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(19,284)	367,513	2,534,277	4,775,659
Foreign currency translations	—	—	—	(11,768)
	(19,284)	367,513	2,534,277	4,763,891
Net change in unrealized appreciation (depreciation) on:
Investments	5,456,972	6,997,210	13,549,673	6,866,236
Foreign currency translations	—	—	—	(6,019)
	5,456,972	6,997,210	13,549,673	6,860,217
Net Realized and Unrealized Gain on Investments	5,437,688	7,364,723	16,083,950	11,624,108
Net Increase in Net Assets Resulting from Operations	$5,630,369	$7,309,970	$16,744,676	$12,976,642

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Changes in Net Assets

	NAA All Cap Value Series		NAA Large Cap Value Series
	Six Months Ended		Six Months Ended
	June 30, 2026	Year Ended	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025	(Unaudited)	December 31, 2025
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$350,121	$832,551	$729,857	$1,997,188
Net realized gain on investments	48,610	9,903,140	285,818	30,227,551
Net change in unrealized appreciation (depreciation) on investments	4,984,362	(309,685)	11,402,760	(6,594,049)
Net increase in net assets resulting from operations	5,383,093	10,426,006	12,418,435	25,630,690
From Distributions to Shareholders:
Total distributions Paid	—	(19,746,026)	—	(38,969,629)
Total distributions to shareholders	—	(19,746,026)	—	(38,969,629)
From Shares of Beneficial Interest:
Proceeds from shares sold	533,085	1,180,741	773,005	2,623,892
Reinvestment of distributions	—	19,746,026	—	38,969,629
Cost of shares redeemed	(4,534,489)	(12,454,350)	(13,389,883)	(30,831,534)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,001,404)	8,472,417	(12,616,878)	10,761,987
Total Increase (Decrease) In Net Assets	1,381,689	(847,603)	(198,443)	(2,576,952)

Net Assets:
Beginning of year/period	89,032,672	89,880,275	196,097,066	198,674,018
End of year/period	$90,414,361	$89,032,672	$195,898,623	$196,097,066

SHARE ACTIVITY
Shares Sold	17,241	35,567	19,909	63,591
Shares Reinvested	—	663,286	—	1,025,517
Shares Redeemed	(147,711)	(368,975)	(340,792)	(741,053)
Net increase (decrease) in shares of beneficial interest outstanding	(130,470)	329,878	(320,883)	348,055

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Large Core Series		NAA Large Growth Series
	Six Months Ended		Six Months Ended
	June 30, 2026	Year Ended	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025	(Unaudited)	December 31, 2025
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$285,876	$581,524	$(127,886)	$(235,742)
Net realized gain on investments	22,241	12,862,195	826,841	758,301
Net change in unrealized appreciation on investments	34,582,107	24,867,656	8,673,755	8,390,471
Net increase in net assets resulting from operations	34,890,224	38,311,375	9,372,710	8,913,030
From Distributions to Shareholders:
Total distributions Paid	—	(53,976,860)	—	(13,165,736)
Total distributions to shareholders	—	(53,976,860)	—	(13,165,736)
From Shares of Beneficial Interest:
Proceeds from shares sold	995,152	4,608,745	1,112,158	2,857,119
Reinvestment of distributions	—	53,976,860	—	13,165,736
Cost of shares redeemed	(15,683,846)	(36,593,878)	(4,249,921)	(10,653,278)
Net increase (decrease) in net assets from share transactions of beneficial interest	(14,688,694)	21,991,727	(3,137,763)	5,369,577
Total Increase In Net Assets	20,201,530	6,326,242	6,234,947	1,116,871

Net Assets:
Beginning of year/period	260,957,449	254,631,207	60,571,075	59,454,204
End of year/period	$281,158,979	$260,957,449	$66,806,022	$60,571,075

SHARE ACTIVITY
Shares Sold	20,732	97,078	45,933	115,312
Shares Reinvested	—	1,168,077	—	576,433
Shares Redeemed	(330,075)	(734,016)	(181,507)	(437,398)
Net increase (decrease) in shares of beneficial interest outstanding	(309,343)	531,139	(135,574)	254,347

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Mid Growth Series		NAA Small Cap Value Series
	Six Months Ended		Six Months Ended
	June 30, 2026	Year Ended	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025	(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(314,598)	$(214,815)	$192,681	$405,624
Net realized gain (loss) on investments	907,194	(2,137,113)	(19,284)	2,470,263
Net change in unrealized appreciation (depreciation) on investments	27,104,235	7,100,304	5,456,972	(1,494,585)
Net increase in net assets resulting from operations	27,696,831	4,748,376	5,630,369	1,381,302
From Distributions to Shareholders:
Total distributions Paid	—	(11,873,155)	—	(9,931,152)
Total distributions to shareholders	—	(11,873,155)	—	(9,931,152)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,391,855	20,407,866	908,087	3,547,317
Reinvestment of distributions	—	11,873,155	—	9,931,152
Cost of shares redeemed	(10,867,389)	(21,057,607)	(4,255,149)	(8,544,187)
Net increase (decrease) in net assets from share transactions of beneficial interest	(9,475,534)	11,223,414	(3,347,062)	4,934,282
Total Increase (Decrease) In Net Assets	18,221,297	4,098,635	2,283,307	(3,615,568)

Net Assets:
Beginning of year/period	162,073,601	157,974,966	49,578,269	53,193,837
End of year/period	$180,294,898	$162,073,601	$51,861,576	$49,578,269

SHARE ACTIVITY
Shares Sold	24,991	415,753	23,482	89,040
Shares Reinvested	—	232,761	—	272,086
Shares Redeemed	(202,388)	(408,424)	(109,165)	(209,365)
Net increase (decrease) in shares of beneficial interest outstanding	(177,397)	240,090	(85,683)	151,761

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Small Growth Series		NAA SMid-Cap Value Series
	Six Months Ended		Six Months Ended
	June 30, 2026	Year Ended	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025	(Unaudited)	December 31, 2025
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(54,753)	$(44,689)	$660,726	$1,366,699
Net realized gain on investments	367,513	377,010	2,534,277	7,025,818
Net change in unrealized appreciation on investments	6,997,210	1,216,163	13,549,673	953,534
Net increase in net assets resulting from operations	7,309,970	1,548,484	16,744,676	9,346,051
From Distributions to Shareholders:
Total distributions Paid	—	(655,241)	—	(33,339,121)
Total distributions to shareholders	—	(655,241)	—	(33,339,121)
From Shares of Beneficial Interest:
Proceeds from shares sold	65,123	732,605	912,516	1,030,518
Reinvestment of distributions	—	655,241	—	33,339,121
Cost of shares redeemed	(2,226,831)	(4,047,607)	(9,764,471)	(21,182,472)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,161,708)	(2,659,761)	(8,851,955)	13,187,167
Total Increase (Decrease) In Net Assets	5,148,262	(1,766,518)	7,892,721	(10,805,903)

Net Assets:
Beginning of year/period	24,045,400	25,811,918	132,596,033	143,401,936
End of year/period	$29,193,662	$24,045,400	$140,488,754	$132,596,033

SHARE ACTIVITY
Shares Sold	1,900	24,551	13,833	14,693
Shares Reinvested	—	21,028	—	539,119
Shares Redeemed	(65,691)	(136,257)	(151,230)	(292,627)
Net increase (decrease) in shares of beneficial interest outstanding	(63,791)	(90,678)	(137,397)	261,185

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA World Equity Income Series
	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,352,534	$1,646,162
Net realized gain on investments	4,763,891	8,014,255
Net change in unrealized appreciation on investments	6,860,217	13,670,402
Net increase in net assets resulting from operations	12,976,642	23,330,819
From Distributions to Shareholders:
Total distributions Paid	—	(20,254,912)
Total distributions to shareholders	—	(20,254,912)
From Shares of Beneficial Interest:
Proceeds from shares sold	14,837,667	20,758,305
Reinvestment of distributions	—	20,254,912
Cost of shares redeemed	(36,322,052)	(22,333,238)
Net increase (decrease) in net assets from share transactions of beneficial interest	(21,484,385)	18,679,979
Total Increase (Decrease) In Net Assets	(8,507,743)	21,755,886

Net Assets:
Beginning of year/period	132,918,024	111,162,138
End of year/period	$124,410,281	$132,918,024

SHARE ACTIVITY
Shares Sold	953,749	1,350,935
Shares Reinvested	—	1,393,048
Shares Redeemed	(2,320,860)	(1,409,398)
Net increase (decrease) in shares of beneficial interest outstanding	(1,367,111)	1,334,585

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA All Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$29.80		$33.82	$32.82		$33.47		$38.53		$31.06
Income (loss) from investment operations:
Net investment income (a)	0.12		0.32	0.46		0.53		0.52		0.38
Net realized and unrealized gain (loss) on investments	1.73		4.02	2.90		2.24		(1.15)		7.93
Total income (loss) from investment operations	1.85		4.34	3.36		2.77		(0.63)		8.31
Less distributions from:
Net investment income	—		(0.53)	(0.57)		(0.53)		(0.43)		(0.65)
Net realized gain	—		(7.83)	(1.79)		(2.89)		(4.00)		(0.19)
Total distributions	—		(8.36)	(2.36)		(3.42)		(4.43)		(0.84)
Net asset value, end of year/period	$31.65		$29.80	$33.82		$32.82		$33.47		$38.53
Total return (b)(c)	6.21	% (h)	12.87%	10.25%		8.52%		(1.17)%		26.95%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$90,414		$89,033	$89,880		$93,365		$93,912		$103,134

Net Investment Income (d)	0.79	% (i)	0.96%	1.33%		1.63%		1.45%		1.06%

Total Expenses (d)	1.10	% (i)	1.15%	1.13%		1.14%		1.11%		1.13%
Net Expenses (e)	1.04	% (i)	0.97%	0.84%		0.85	% (f)	0.86	% (f)	0.87	% (f)

Portfolio turnover rate	33	% (h)	104%	12	% (g)	25%		30%		26%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.85%	0.86%	0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Large Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$38.18		$41.50	$40.02		$41.24		$46.81		$37.61
Income (loss) from investment operations:
Net investment income (a)	0.15		0.43	0.63		0.69		0.67		0.52
Net realized and unrealized gain (loss) on investments	2.36		5.41	4.70		3.00		(1.48)		9.58
Total income (loss) from investment operations	2.51		5.84	5.33		3.69		(0.81)		10.10
Less distributions from:
Net investment income	—		(0.73)	(0.75)		(0.71)		(0.60)		(0.90)
Net realized gain	—		(8.43)	(3.10)		(4.20)		(4.16)		(0.00	) (h)
Total distributions	—		(9.16)	(3.85)		(4.91)		(4.76)		(0.90)
Net asset value, end of year/period	$40.69		$38.18	$41.50		$40.02		$41.24		$46.81
Total return (b)(c)	6.57	% (i)	14.16%	13.46%		9.27%		(1.32)%		27.03%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$195,899		$196,097	$198,674		$199,575		$212,337		$236,817

Net Investment Income (d)	0.75	% (j)	1.03%	1.51%		1.72%		1.53%		1.20%

Total Expenses (d)	1.02	% (j)	1.05%	1.02%		1.02%		1.02%		1.03%
Net Expenses (e)	0.96	% (j)	0.89%	0.76%		0.77	% (f)	0.78	% (f)	0.79	% (f)

Portfolio turnover rate	36	% (i)	82%	8	% (g)	22%		25%		22%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.77%	0.78%	0.79%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Large Core Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$46.20		$49.76	$40.75		$32.61		$56.79		$49.39
Income (loss) from investment operations:
Net investment income (a)	0.05		0.12	1.32		1.30		0.64		0.26
Net realized and unrealized gain (loss) on investments	6.41		8.06	9.12		7.43		(11.88)		13.22
Total income (loss) from investment operations	6.46		8.18	10.44		8.73		(11.24)		13.48
Less distributions from:
Net investment income	—		(1.54)	(1.43)		(0.59)		(0.27)		(0.41)
Net realized gain	—		(10.20)	—		—		(12.67)		(5.67)
Total distributions	—		(11.74)	(1.43)		(0.59)		(12.94)		(6.08)
Net asset value, end of year/period	$52.66		$46.20	$49.76		$40.75		$32.61		$56.79
Total return (b)(c)	13.98	% (h)	16.43%	25.88%		26.90%		(20.67)%		28.48%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$281,159		$260,957	$254,631		$227,504		$196,114		$269,971

Net Investment Income (d)	0.22	% (i)	0.23%	2.87%		3.58%		1.54%		0.49%

Total Expenses (d)	1.12	% (i)	1.16%	1.16%		1.31%		1.18%		1.14%
Net Expenses (e)	0.94	% (i)	0.93%	0.89%		1.03	% (f)	0.92	% (f)	0.85	% (f)

Portfolio turnover rate	27	% (h)	64%	123	% (g)	52%		63%		34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.84%	0.87%	0.84%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Large Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$22.56		$24.46	$19.01		$13.76		$26.38		$25.79
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)		(0.10)	0.57		0.55		0.24		0.09
Net realized and unrealized gain (loss) on investments	3.70		4.33	5.49		4.92		(7.87)		6.51
Total income (loss) from investment operations	3.65		4.23	6.06		5.47		(7.63)		6.60
Less distributions from:
Net investment income	—		(0.65)	(0.61)		(0.22)		(0.09)		(0.17)
Net realized gain	—		(5.48)	—		—		(4.90)		(5.84)
Total distributions	—		(6.13)	(0.61)		(0.22)		(4.99)		(6.01)
Net asset value, end of year/period	$26.21		$22.56	$24.46		$19.01		$13.76		$26.38
Total return (b)(c)	16.18	% (h)	17.02%	32.18%		39.91%		(30.69)%		27.77%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$66,806		$60,571	$59,454		$48,729		$37,061		$57,977

Net Investment Income (loss) (d)	(0.42	)% (i)	(0.41)%	2.59%		3.35%		1.34%		0.34%

Total Expenses (d)	1.09	% (i)	1.17%	1.15%		1.51%		1.21%		1.20%
Net Expenses (e)	1.01	% (i)	1.01%	0.85%		1.18	% (f)	0.92	% (f)	0.88	% (f)

Portfolio turnover rate	4	% (h)	60%	121	% (g)	57%		65%		40%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.88%	0.89%	0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Mid Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$49.69		$52.28	$45.92		$36.82		$71.17		$72.46
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)		(0.07)	1.36		1.37		0.66		0.22
Net realized and unrealized gain (loss) on investments	8.86		1.31	6.51		8.32		(20.02)		9.44
Total income (loss) from investment operations	8.76		1.24	7.87		9.69		(19.36)		9.66
Less distributions from:
Net investment income	—		(1.51)	(1.51)		(0.59)		(0.20)		(0.40)
Net realized gain	—		(2.32)	—		—		(14.79)		(10.55)
Total distributions	—		(3.83)	(1.51)		(0.59)		(14.99)		(10.95)
Net asset value, end of year/period	$58.45		$49.69	$52.28		$45.92		$36.82		$71.17
Total return (b)(c)	17.63	% (h)	2.17%	17.37%		26.41%		(27.78)%		13.69%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$180,295		$162,074	$157,975		$173,330		$145,173		$198,627

Net Investment Income (loss) (d)	(0.37	)% (i)	(0.13)%	2.72%		3.35%		1.42%		0.30%

Total Expenses (d)	1.12	% (i)	1.18%	1.16%		1.35%		1.18%		1.16%
Net Expenses (e)	1.07	% (i)	1.04%	0.92%		1.11	% (f)	0.96	% (f)	0.89	% (f)

Portfolio turnover rate	3	% (h)	104%	165	% (g)	67%		87%		60%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.91%	0.91%	0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Small Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$36.66		$44.30	$43.17		$42.29		$46.70		$37.30
Income (loss) from investment operations:
Net investment income (a)	0.15		0.34	0.36		0.47		0.51		0.27
Net realized and unrealized gain (loss) on investments	4.13		1.08	3.26		3.68		(2.37)		9.47
Total income (loss) from investment operations	4.28		1.42	3.62		4.15		(1.86)		9.74
Less distributions from:
Net investment income	—		(0.46)	(0.53)		(0.56)		(0.31)		(0.34)
Net realized gain	—		(8.60)	(1.96)		(2.71)		(2.24)		—
Total distributions	—		(9.06)	(2.49)		(3.27)		(2.55)		(0.34)
Net asset value, end of year/period	40.94		36.66	$44.30		$43.17		$42.29		$46.70
Total return (b)(c)	11.67	% (h)	3.30%	8.51%		10.29%		(3.74)%		26.18%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$51,862		$49,578	$53,194		$62,219		$64,384		$73,837

Net Investment Income (d)	0.76	% (i)	0.83%	0.82%		1.15%		1.17%		0.61%

Total Expenses (d)	1.19	% (i)	1.29%	1.27%		1.23%		1.21%		1.21%
Net Expenses (e)	1.17	% (i)	1.15%	1.12%		1.11	% (f)	1.12	% (f)	1.13	% (f)

Portfolio turnover rate	54	% (h)	115%	15	% (g)	25%		38%		32%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
1.11%	1.12%	1.13%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA Small Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$30.36		$29.24	$26.73		$22.38		$46.01		$44.91
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		(0.05)	0.70		0.75		0.38		0.10
Net realized and unrealized gain (loss) on investments	9.80		2.00	2.67		3.94		(12.10)		2.82
Total income (loss) from investment operations	9.73		1.95	3.37		4.69		(11.72)		2.92
Less distributions from:
Net investment income	—		(0.83)	(0.86)		(0.34)		(0.11)		(0.19)
Net realized gain	—		—	—		—		(11.80)		(1.63)
Total distributions	—		(0.83)	(0.86)		(0.34)		(11.91)		(1.82)
Net asset value, end of year/period	$40.09		$30.36	$29.24		$26.73		$22.38		$46.01
Total return (b)(c)	32.05	% (i)	6.58%	12.68	% (g)	21.01%		(26.61)%		6.54%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$29,194		$24,045	$25,812		$26,630		$24,293		$37,011

Net Investment Income (loss) (d)	(0.43	)% (j)	(0.18)%	2.47%		3.11%		1.29%		0.22%

Total Expenses (d)	1.33	% (j)	1.42%	1.45%		1.65%		1.43%		1.39%
Net Expenses (e)	1.14	% (j)	1.11%	1.04%		1.19	% (f)	1.05	% (f)	1.00	% (f)

Portfolio turnover rate	5	% (i)	75%	150	% (h)	80%		73%		64%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
1.03%	1.04%	1.00%

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA SMid-Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$61.42		$75.57	$72.15		$71.66		$83.11		$68.31
Income (loss) from investment operations:
Net investment income (a)	0.32		0.74	0.71		0.91		1.03		0.61
Net realized and unrealized gain (loss) on investments	7.76		4.95	5.78		5.86		(3.04)		15.53
Total income (loss) from investment operations	8.08		5.69	6.49		6.77		(2.01)		16.14
Less distributions from:
Net investment income	—		(0.88)	(1.01)		(1.10)		(0.70)		(1.34)
Net realized gain	—		(18.96)	(2.06)		(5.18)		(8.74)		—
Total distributions	—		(19.84)	(3.07)		(6.28)		(9.44)		(1.34)
Net asset value, end of year/period	$69.50		$61.42	$75.57		$72.15		$71.66		$83.11
Total return (b)(c)	13.16	% (h)	7.35%	9.05%		9.73%		(1.86)%		23.75%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$140,489		$132,596	$143,402		$160,556		$165,068		$187,373

Net Investment Income (d)	0.99	% (i)	1.01%	0.95%		1.30%		1.36%		0.76%

Total Expenses (d)	1.14	% (i)	1.18%	1.15%		1.15%		1.13%		1.14%
Net Expenses (e)	1.07	% (i)	1.02%	0.87%		0.88	% (f)	0.89	% (f)	0.90	% (f)

Portfolio turnover rate	56	% (h)	106%	17	% (g)	28%		40%		34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.88%	0.89%	0.90%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust
Financial Highlights
NAA World Equity Income Series

Selected data based on a share outstanding throughout each year indicated.

	Six Months Ended
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021

Net asset value, beginning of year/period	$15.05		$14.83	$13.53		$12.37		$17.74		$14.79
Income (loss) from investment operations:
Net investment income (a)	0.16		0.23	0.28		0.28		0.32		0.34
Net realized and unrealized gain (loss) on investments	1.46		3.04	1.42		1.22		(2.01)		2.86
Total income (loss) from investment operations	1.62		3.27	1.70		1.50		(1.69)		3.20
Less distributions from:
Net investment income	—		(0.33)	(0.40)		(0.34)		(0.36)		(0.25)
Net realized gain	—		(2.72)	—		—		(3.32)		—
Total distributions	—		(3.05)	(0.40)		(0.34)		(3.68)		(0.25)
Net asset value, end of year/period	$16.67		$15.05	$14.83		$13.53		$12.37		$17.74
Total return (b)(c)	10.76	% (h)	22.75%	12.59%		12.28%		(9.12)%		21.74%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000's)	$124,410		$132,918	$111,162		$112,886		$113,334		$138,193

Net Investment Income (d)	2.07	% (i)	1.46%	1.92%		2.22%		2.25%		2.02%

Total Expenses (d)	1.12	% (i)	1.18%	1.14%		1.14%		1.10%		1.15%
Net Expenses (e)	1.06	% (i)	1.00%	0.86%		0.87	% (f)	0.88	% (f)	0.89	% (f)

Portfolio turnover rate	24	% (h)	119%	105	% (g)	177%		140%		185%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021
0.87%	0.88%	0.89%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited)
June 30, 2026

1.	ORGANIZATION

New Age Alpha Variable Funds Trust (the “Trust”), a diversified Delaware statutory trust organized on February 6, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. Each series of the Trust, in effect, is representing a separate diversified fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. As of the close of business on October 25, 2024, each Fund received all of the assets and liabilities of a corresponding series of Guggenheim Variable Funds Trust (each, a “Predecessor Fund”), as discussed in the Trust’s most recent Statement of Additional Information. As of June 30, 2026, the Trust consisted of nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds:

Fund Name	Inception Date	Investment Objective
NAA All Cap Value Series	June 1, 1995	Long-term capital growth
NAA Large Cap Value Series	May 1, 1979	Long-term capital growth
NAA Large Core Series	May 1, 1979	Long-term capital growth
NAA Large Growth Series	May 3, 1999	Long-term capital growth
NAA Mid Growth Series	October 1, 1992	Long-term capital growth
NAA Small Cap Value Series	May 1, 2000	Long-term capital appreciation
NAA Small Growth Series	October 15, 1997	Long-term capital appreciation
NAA SMid-Cap Value Series	May 1, 1997	Long-term capital growth
NAA World Equity Income Series	April 19, 1984	Total return comprised of capital appreciation and current income

Each of the Funds currently offers Class S shares. The NAA Large Core Series, NAA Large Growth Series, and NAA World Equity Income Series also offer Class L shares. Class L shares had not commenced operations as of June 30, 2026. Class S and Class L shares are offered at net asset value (“NAV”). Each class of shares of the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated New Age Alpha Advisors, LLC (the “Adviser”) as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from New Age Alpha Advisors, LLC, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used for the six months ended as of June 30, 2026, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA All Cap Value Series
Common Stocks	$88,208,451	$—	$—	$88,208,451
Exchange-Traded Funds	1,822,922	—	—	1,822,922
Total	$90,031,373	$—	$—	$90,031,373

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Series
Common Stocks	$193,525,622	$—	$—	$193,525,622
Exchange-Traded Funds	1,603,090	—	—	1,603,090
Total	$195,128,712	$—	$—	$195,128,712

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Series
Common Stocks	$276,703,365	$—	$—	$276,703,365
Exchange-Traded Funds	3,575,458	—	—	3,575,458
Total	$280,278,823	$—	$—	$280,278,823

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Growth Series
Common Stocks	$65,543,998	$—	$—	$65,543,998
Exchange-Traded Funds	1,028,800	—	—	1,028,800
Total	$66,572,798	$—	$—	$66,572,798

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Series
Common Stocks	$179,222,231	$—	$—	$179,222,231
Total	$179,222,231	$—	$—	$179,222,231

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Cap Value Series
Common Stocks	$51,523,856	$—	$—	$51,523,856
Exchange-Traded Funds	169,607	—	—	169,607
Total	$51,693,463	$—	$—	$51,693,463

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Growth Series
Common Stocks	$28,891,342	$—	$—	$28,891,342
Exchange-Traded Funds	196,980	—	—	196,980
Total	$29,088,322	$—	$—	$29,088,322

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA SMid-Cap Value Series
Common Stocks	$138,769,967	$—	$—	$138,769,967
Exchange-Traded Funds	1,275,574	—	—	1,275,574
Total	$140,045,541	$—	$—	$140,045,541

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Series
Common Stocks	$121,428,313	$—	$—	$121,428,313
Exchange-Traded Funds	2,497,566	—	—	2,497,566
Total	$123,925,879	$—	$—	$123,925,879

The Funds did not hold any Level 3 securities during the period.

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depository Receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre- approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of June 30, 2026, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA All Cap Value Series	$447,075
NAA Large Cap Value Series	990,162
NAA Large Core Series	1,317,248
NAA Large Growth Series	364,455
NAA Mid Growth Series	693,556
NAA Small Cap Value Series	245,012
NAA Small Growth Series	105,016
NAA SMid-Cap Value Series	669,396
NAA World Equity Income Series	712,832

As of June 30, 2026, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Series	$86,647

g. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2023 through December 31, 2025, or expected to be taken in the Funds’ December 31, 2026, year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

h. Dividends and Distributions – The dividends and distributions paid by the Funds to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

i. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

j. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

j. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement, for its services, the NAA Large Core Series pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the six months ended June 30, 2026, was $972,634.

Each Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the six months ended June 30, 2026:

Fund	Advisory Fee %	Advisory Fee $
NAA All Cap Value Series	0.70%	$311,636
NAA Large Cap Value Series	0.65%	631,349
NAA Large Growth Series	0.65%	196,232
NAA Mid Growth Series	0.75%	632,414
NAA Small Cap Value Series	0.75%	189,823
NAA Small Growth Series	0.75%	96,278
NAA SMid-Cap Value Series	0.75%	501,402
NAA World Equity Income Series	0.70%	456,659

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Effective April 30, 2025, under an Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	1.04%
NAA Large Cap Value Series	0.96%
NAA Large Core Series	0.94%
NAA Large Growth Series	1.01%
NAA Mid Growth Series	1.07%
NAA Small Cap Value Series	1.17%
NAA Small Growth Series	1.14%
NAA SMid-Cap Value Series	1.07%
NAA World Equity Income Series	1.06%

Prior to April 30, 2025, under the amended Expense Limitation Agreement, the Adviser had contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	0.84%
NAA Large Cap Value Series	0.76%
NAA Large Core Series	0.89%
NAA Large Growth Series	0.91%
NAA Mid Growth Series	0.92%
NAA Small Cap Value Series	1.12%
NAA Small Growth Series	1.04%
NAA SMid-Cap Value Series	0.87%
NAA World Equity Income Series	0.86%

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of June 30, 2026, the Adviser has waived/reimbursed expenses that may be recovered no later than December 31 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
NAA All Cap Value Series	$—	$66,761	$151,798	$218,559
NAA Large Cap Value Series	—	133,337	291,618	424,955
NAA Large Core Series	—	164,544	565,277	729,821
NAA Large Growth Series	—	37,872	87,976	125,848
NAA Mid Growth Series	—	106,713	233,127	339,840
NAA Small Cap Value Series	—	24,058	65,365	89,423
NAA Small Growth Series	—	8,390	78,153	86,543
NAA SMid-Cap Value Series	—	120,369	217,405	337,774
NAA World Equity Income Series	—	77,837	212,226	290,063

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

For the six months ended June 30, 2026, the fee waivers/reimbursements and/or recoupments were as follows:

	Fees	Recoupment of
	Waived/Reimbursed By	Previously Waived Fees
Fund	Adviser	by Adviser
NAA All Cap Value Series	$28,900	$—
NAA Large Cap Value Series	57,986	—
NAA Large Core Series	228,967	—
NAA Large Growth Series	25,512	—
NAA Mid Growth Series	38,130	—
NAA Small Cap Value Series	4,373	—
NAA Small Growth Series	24,622	—
NAA SMid-Cap Value Series	46,898	—
NAA World Equity Income Series	36,055	—

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Distributor receives from a Fund a fee at the annual rate of 0.25% of that Fund’s average daily net assets (without regard to expenses incurred). The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

The following table reflects the Funds’ incurred distribution fees for the six months ended June 30, 2026.

Fund	Distribution Fees
NAA All Cap Value Series	$111,298
NAA Large Cap Value Series	242,826
NAA Large Core Series	324,211
NAA Large Growth Series	75,474
NAA Mid Growth Series	210,805
NAA Small Cap Value Series	63,274
NAA Small Growth Series	32,093
NAA SMid-Cap Value Series	167,134
NAA World Equity Income Series	163,092

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the six months ended June 30, 2026, the Funds paid UFS the following:

	Administration and
Fund	Fund Accounting Fees	Transfer Agent Fees
NAA All Cap Value Series	$22,512	$12,170
NAA Large Cap Value Series	43,396	11,838
NAA Large Core Series	50,857	10,771
NAA Large Growth Series	19,833	11,491
NAA Mid Growth Series	33,362	9,366
NAA Small Cap Value Series	15,498	11,333
NAA Small Growth Series	9,999	12,188
NAA SMid-Cap Value Series	27,245	12,199
NAA World Equity Income Series	29,898	11,517

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law, LLC, the Trust’s legal counsel.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2026, were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
NAA All Cap Value Series	$29,361,515	$32,823,341
NAA Large Cap Value Series	70,243,264	82,287,278
NAA Large Core Series	69,835,943	84,033,630
NAA Large Growth Series	2,211,372	5,449,861
NAA Mid Growth Series	5,320,431	15,775,194
NAA Small Cap Value Series	27,136,900	30,278,422
NAA Small Growth Series	1,229,437	3,496,376
NAA SMid-Cap Value Series	75,766,199	84,284,597
NAA World Equity Income Series	31,025,295	36,475,711

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Insurance Company	Percentage of Interest
NAA All Cap Value Series	SBL Variflex Life Insurance Co.	96.7%
NAA Large Cap Value Series	SBL Variflex Life Insurance Co.	98.6%
NAA Large Core Series	SBL Variflex Life Insurance Co.	98.4%
NAA Large Growth Series	SBL Variflex Life Insurance Co.	94.9%
NAA Mid Growth Series	SBL Variflex Life Insurance Co.	96.9%
NAA Small Cap Value Series	SBL Variflex Life Insurance Co.	87.3%
NAA Small Growth Series	SBL Variflex Life Insurance Co.	95.7%
NAA SMid-Cap Value Series	SBL Variflex Life Insurance Co.	96.7%
NAA World Equity Income Series	SBL Variflex Life Insurance Co.	97.1%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

				Net Unrealized
	Cost for Federal Tax	Gross Unrealized	Gross Unrealized	Appreciation
Fund	purposes	Appreciation	Depreciation	(Depreciation)
NAA All Cap Value Series	$78,697,285	$16,693,484	$(5,359,396)	$11,334,088
NAA Large Cap Value Series	168,128,546	36,851,503	(9,851,337)	27,000,166
NAA Large Core Series	218,263,434	72,420,017	(10,404,628)	62,015,389
NAA Large Growth Series	48,609,987	19,764,864	(1,802,053)	17,962,811
NAA Mid Growth Series	160,811,718	33,378,258	(14,967,745)	18,410,513
NAA Small Cap Value Series	47,410,437	6,765,661	(2,482,635)	4,283,026
NAA Small Growth Series	22,480,817	8,308,569	(1,701,064)	6,607,505
NAA SMid-Cap Value Series	123,812,389	20,067,485	(3,834,333)	16,233,152
NAA World Equity Income Series	103,806,094	23,072,417	(2,952,632)	20,119,785

The tax character of fund distributions paid for the years ended December 31, 2025, and December 31, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2025	Income	Capital Gains	Capital	Total
NAA All Cap Value Series	$2,372,271	$17,373,755	$—	$19,746,026
NAA Large Cap Value Series	5,528,582	33,441,047	—	38,969,629
NAA Large Core Series	51,965,523	2,011,337	—	53,976,860
NAA Large Growth Series	13,012,152	153,584	—	13,165,736
NAA Mid Growth Series	9,005,027	2,868,128	—	11,873,155
NAA Small Cap Value Series	503,776	9,427,376	—	9,931,152
NAA Small Growth Series	655,241	—	—	655,241
NAA SMid-Cap Value Series	2,586,501	30,752,620	—	33,339,121
NAA World Equity Income Series	6,754,518	13,500,394	—	20,254,912

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2024	Income	Capital Gains	Capital	Total
NAA All Cap Value Series	$1,508,071	$4,779,447	$—	$6,287,518
NAA Large Cap Value Series	3,905,732	14,002,271	—	17,908,003
NAA Large Core Series	7,520,187	—	—	7,520,187
NAA Large Growth Series	1,441,067	—	—	1,441,067
NAA Mid Growth Series	5,214,553	—	—	5,214,553
NAA Small Cap Value Series	1,029,358	2,225,631	—	3,254,989
NAA Small Growth Series	788,282	—	—	788,282
NAA SMid-Cap Value Series	2,054,192	4,187,924	—	6,242,116
NAA World Equity Income Series	3,114,326	—	—	3,114,326

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Appreciation	Accumulated
	Income	Capital Gains	Forwards	(Depreciation)	Earnings (Deficits)
NAA All Cap Value Series	$4,857,100	$3,233,084	$—	$4,400,261	$12,490,445
NAA Large Cap Value Series	11,070,122	15,200,830	—	12,379,395	38,650,347
NAA Large Core Series	2,617,345	4,693,966	—	36,594,443	43,905,754
NAA Large Growth Series	—	—	—	11,309,100	11,309,100
NAA Mid Growth Series	—	—	(2,441,701)	4,950,582	2,508,881
NAA Small Cap Value Series	1,484,368	67,062	—	(916,820)	634,610
NAA Small Growth Series	—	—	(2,135,005)	1,078,548	(1,056,457)
NAA SMid-Cap Value Series	2,809,513	1,584,071	—	3,870,616	8,264,200
NAA World Equity Income Series	4,629,856	1,464,632	—	14,551,772	20,646,260

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

The difference between book basis and tax basis accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2025, the below Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Mid Growth Series	$1,451,755	$989,946	$2,441,701	$—
NAA Small Growth Series	—	2,135,005	2,135,005	377,586

During the fiscal year ended December 31, 2025, certain Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to adjustments for net operating losses, distributions in excess, adjustments for prior year tax returns and use of tax equalization credits, resulted in reclassifications as follows:

		Distributable
	Paid In Capital	Earnings (Losses)
NAA All Cap Value Series	$2,688,636	$(2,688,636)
NAA Large Cap Value Series	6,206,934	(6,206,934)
NAA Large Core Series	5,988,586	(5,988,586)
NAA Large Growth Series	480,917	(480,917)
NAA Mid Growth Series	(215,374)	215,374
NAA Small Cap Value Series	1,333,302	(1,333,302)
NAA Small Growth Series	(42,389)	42,389
NAA SMid-Cap Value Series	3,987,912	(3,987,912)
NAA World Equity Income Series	3,559,115	(3,559,115)

8.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

New Age Alpha Variable Funds	Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on May 28, 2026 (the “Meeting”), the Board considered the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”).

Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Trustees when approving investment advisory agreements, noting that the Board must apply its business judgment to the question of whether the overall terms of the Advisory Agreement are reasonable business arrangements for the Funds and in the best interests of shareholders. Counsel noted that neither Section 15(c) nor Section 36(b) of the 1940 Act states the specific factors the Board should consider in evaluating an investment advisory agreement. Counsel stated, however, that judicial interpretations and rules adopted by the SEC require that the Board consider the following factors, among others: (i) the nature, extent, and quality of the services provided by the investment adviser to the fund; (ii) the investment performance of the fund and the investment adviser; (iii) the costs of the services to be provided to the fund; (iv) the extent to which economies of scale benefit shareholders; and (v) the profits to be realized by the adviser and its affiliates from the relationship with the fund.

To assess these factors, Counsel noted that Counsel sent and the Adviser responded to a questionnaire that provides the Board with the information it needs to make an informed decision (the “15(c) Responses”) . Counsel noted that on May 7, 2026, the Board held a special meeting (the “Special Meeting”) to review this information collectively and to discuss follow-up questions and requests for additional information. Counsel noted that the Adviser amended the 15(c) Responses (the “Amended 15(c) Responses”) and provided additional information in response to the Independent Trustees’ requests after the Special Meeting.

The Board then reviewed and discussed the approval of the continuance of the Advisory Agreement. Counsel advised the Board during its deliberations. The Board further discussed the additional information provided in response to the Independent Trustees’ requests following the Special Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentation earlier in the Meeting. Additionally, the Board received and reviewed the information provided by the Adviser, which included: (i) industry data provided by FUSE Research Network, LLC (“Fuse”) comparing advisory fees and expense ratios of comparable investment companies and other products; (ii) comparative performance information provided by Fuse; (iii) the Adviser’s revenues, costs, and profitability of providing services to the Funds; and (iv) information about the Adviser’s personnel.

In deciding whether to approve the continuance of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)        The nature, extent, and quality of the services provided by the Adviser.

The Board considered the Adviser’s experience and knowledge in managing investment companies, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Adviser, the Board considered the services provided by the Adviser to the Funds, the Adviser’s operations and compliance policies and procedures, efforts to promote the Funds and assist in their distribution, key personnel and support staff, and management of the Funds’ daily operations. The Board also considered the Adviser’s financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s services to the Funds under the Advisory Agreement.

New Age Alpha Variable Funds	Additional Information (Unaudited) (Continued)
June 30, 2026

(2)        The costs of the services provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s financial condition, its profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Funds. The Board considered the financial information provided by the Adviser, including its profit margin for managing the Funds and the expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to continue providing services to the Funds, noting the Adviser’s ongoing commitment under the ELA. The Board noted that the Adviser benefits from its association with the Funds. The Board compared each Fund’s advisory fee and overall expense ratio to its respective peer group and the fees charged to the Adviser’s other client separate accounts.

In comparing fees and expense ratios between the Funds and other comparable funds presented in the Fuse reports, the Board considered differences in the types of funds being compared, the style of investment management, the size of the funds, and the nature of the investment strategies. The Board considered its discussion with the Adviser regarding the ELA, the Adviser’s efforts to grow Fund assets, and the Adviser’s past fee reductions and expense reimbursements for the Funds. The Board further considered the Adviser’s willingness to continue the ELA, which immediately benefits the Funds’ shareholders.

The Board also compared the fees paid by the Funds with those paid by other clients of the Adviser and considered the similarities and differences in the services received by such other clients and by the Funds. The Board noted that the Adviser manages separate accounts only using a large core strategy, similar to that of the NAA Large Core Series. In considering the fees charged by the Adviser to any comparable separate accounts, the Board also considered, among other things, management’s discussion of the different investment restrictions or policies that may be involved in managing accounts of different types, and that mutual funds generally involve more compliance and regulatory filings than separate accounts. The Board further considered the investment strategy and style used by the Adviser in managing the Funds. Following these comparisons and considerations, and upon further discussion of the preceding, the Board determined that the Funds’ advisory fees and net expense ratios were within a reasonable range and concluded that the advisory fees paid to the Adviser by the Funds are fair and reasonable.

The Board then reviewed the information provided by the Adviser regarding its profitability, in exchange for the level of services it provides to the Funds and the entrepreneurial risk it assumes in managing the Funds. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)        Investment performance of the Funds and the Adviser.

The Board compared each Fund’s performance with its benchmark index and peer group for the period ended December 31, 2025. The Board also considered the consistency of the Adviser’s management with each Fund’s investment objective and policies. The Board noted that, for the period ended December 31, 2025, the NAA Large Core Series underperformed its benchmark and outperformed its peer group average, the NAA Large Growth Series underperformed its benchmark and outperformed its peer group average, the NAA Large Cap Value Series outperformed its benchmark and underperformed its peer group average, the NAA All Cap Value Series outperformed its benchmark and its peer group average, the NAA Mid Growth Series underperformed its benchmark and its peer group average, the NAA SMid-Cap Value Series underperformed its benchmark and outperformed its peer group average, the NAA Small Growth Series outperformed its benchmark and underperformed its peer group average, the NAA Small Cap Value Series underperformed its benchmark and its peer group average, and the NAA World Equity Income Series outperformed its benchmark and its peer group average. Following a discussion of each Fund’s investment performance, the Adviser’s experience in managing each strategy, and other factors, the Board concluded that the Funds’ investment performance was satisfactory.

(4)        The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the potential growth of the Funds. The Board noted that the advisory fee would decrease as asset levels increased and that, under the ELA, the Adviser was obligated to pay some of each Fund’s operating expenses, thereby limiting the overall fees and expenses paid by the Funds at lower asset levels. The Board also noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5)        Possible conflicts of interest and benefits derived by the Adviser.

The Board noted that the terms of the Advisory Agreement were consistent with industry standards. The Board further noted that the Adviser did not manage any other products or accounts that would compete with the Funds, and that most of its operations would focus on managing the Funds.

New Age Alpha Variable Funds	Additional Information (Unaudited) (Continued)
June 30, 2026

The Board determined that the compensation payable under the Advisory Agreement was fair and reasonable and reflected an arm’s-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering the Adviser’s services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Age Alpha Variable Funds Trust

By (Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	9/2/2026